UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2007

                     Date of reporting period: June 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 89.96%

AUSTRALIA - 13.76%
        149,000    AQUARIUS PLATINUM LIMITED (PRIMARY METAL INDUSTRIES)                                             $      4,537,504
      4,000,000    BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)+                   7,562,402
      1,221,626    EMECO HOLDINGS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                      1,703,722
      1,365,000    FERMISCAN HOLDINGS LIMITED (TRANSPORTATION EQUIPMENT)+                                                  2,418,652
      2,880,000    LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                          7,325,009
        483,396    MARATHON RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                  2,766,313
      4,700,000    MOUNT GIBSON IRON LIMITED (METAL MINING)+                                                               5,339,457
      1,920,222    OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                               5,746,726
        720,000    RESMED INCORPORATED (HEALTH SERVICES)+                                                                  2,948,316
        257,651    RIO TINTO LIMITED (METAL MINING)                                                                       21,579,395
      2,975,000    STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   11,576,948

                                                                                                                          73,504,444
                                                                                                                    ----------------
CAYMAN ISLANDS - 0.83%
     13,000,000    POLYTEC ASSET HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            4,439,073

CHINA - 1.69%
      6,750,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)+                                3,746,547
      3,600,000    PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       5,303,867

                                                                                                                           9,050,414
                                                                                                                    ----------------
HONG KONG - 10.99%
      8,150,000    ASIA FINANCIAL HOLDINGS LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                   4,502,762
      4,800,000    BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)+                                      5,297,729
      4,100,000    GUANGSHEN RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                             3,261,459
      3,800,000    HKR INTERNATIONAL LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          2,799,263
        400,000    HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                              5,652,752
      6,519,000    NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            7,324,958
      6,800,000    QIN JIA YUAN MEDIA SERVICES COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                  3,295,989
        596,000    QUALITY HEALTHCARE ASIA LIMITED (HEALTH SERVICES)                                                         291,170
      7,420,000    SAMLING GLOBAL LIMITED (FORESTRY)+                                                                      2,875,307
      3,700,000    SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                 5,441,733
      7,470,000    TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                8,129,949
      2,455,000    WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                              9,811,586

                                                                                                                          58,684,657
                                                                                                                    ----------------
INDIA - 2.63%
         86,765    DLF LIMITED (REAL ESTATE)+                                                                              1,119,067
      2,152,000    INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      7,977,811
        831,653    MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              4,965,809

                                                                                                                          14,062,687
                                                                                                                    ----------------
JAPAN - 14.00%
            960    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  7,407,107
            925    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                     8,639,594
        393,000    MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)         7,804,142
      1,376,000    MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            8,839,927
            500    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                           3,463,959
        386,000    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              7,524,061
        661,200    PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                            6,658,989
         80,000    TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     5,171,980
        890,000    TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   6,585,096
        135,400    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               8,577,624
          2,200    YOSHINOYA D&C COMPANY LIMITED (FOOD STORES)                                                             4,109,645

                                                                                                                          74,782,124
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MALAYSIA - 6.26%
      6,620,900    AL-HADHARAH BOUSTEAD REITS (REAL ESTATE INVESTMENT TRUSTS REIT)+                                 $      2,550,557
      1,530,000    BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                            5,184,938
      1,500,000    DNP HOLDINGS BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                                1,181,752
      4,348,000    EASTERN AND ORIENTAL BERHAD (REAL ESTATE)                                                               3,778,132
      3,200,000    EKOVEST BERHAD (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         2,456,191
      5,491,000    KLCC PROPERTY HOLDINGS BERHAD (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      5,789,208
      3,245,500    LANDMARKS BERHAD (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                   1,748,481
      1,665,000    TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                                                                4,967,270
      1,750,000    TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                              5,778,421

                                                                                                                          33,434,950
                                                                                                                    ----------------
NEW ZEALAND - 0.48%
        648,000    CAVOTEC MSL HOLDINGS LIMITED (AGRICULTURAL SERVICES)+                                                   2,572,637
                                                                                                                    ----------------

PHILIPPINES - 4.62%
     37,100,000    ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                            4,732,757
     26,500,000    MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                          7,162,162
      2,490,000    METROPOLITAN BANK & TRUST COMPANY (HOLDING & OTHER INVESTMENT OFFICES)+                                 3,849,405
     32,337,500    PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)+                                3,915,459
     12,350,000    UNIVERSAL ROBINA CORPORATION (TEXTILE MILL PRODUCTS)                                                    5,006,757

                                                                                                                          24,666,540
                                                                                                                    ----------------
SINGAPORE - 20.14%
      3,150,000    ASCOTT GROUP LIMITED (REAL ESTATE)                                                                      3,765,801
      7,382,000    BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      12,683,104
        599,000    BUKIT SEMBAWANG ESTATES LIMITED (REAL ESTATE)                                                           4,734,869
      1,250,000    EZRA HOLDINGS LIMITED (WATER TRANSPORTATION)                                                            4,736,240
      3,275,000    FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                      11,660,135
      4,039,000    G.K. GOH HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 3,271,834
      6,500,000    GALLANT VENTURE LIMITED (BUSINESS SERVICES)+                                                            5,180,467
      2,500,000    HONG FOK CORPORATION LIMITED (REAL ESTATE)                                                              3,070,390
      4,240,000    INDOFOOD AGRI RESOURCES LIMITED (EATING & DRINKING PLACES)+                                             3,296,162
      1,015,500    JARDINE STRATEGIC HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                           13,506,151
      5,000,000    K1 VENTURES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                1,028,907
      6,600,000    KIM ENG HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  8,838,805
      4,780,000    METRO HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                           3,341,238
      1,080,000    PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                              2,822,146
      3,060,000    RAFFLES EDUCATION CORPORATION LIMITED (EDUCATIONAL SERVICES)                                            4,557,766
      6,750,000    SILVERLAKE AXIS LIMITED (MISCELLANEOUS RETAIL)                                                          4,078,883
        785,000    SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                    9,641,026
      3,250,000    SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                        2,696,391
      1,240,000    UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                              4,698,350

                                                                                                                         107,608,665
                                                                                                                    ----------------
SOUTH KOREA - 7.35%
         53,000    HYUNDAI DEVELOPMENT COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            3,774,855
         54,000    HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                4,266,926
        127,500    MIRAE ASSET SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                              11,496,185
         90,600    S-OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                             6,972,625
         13,100    SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              8,025,762
        197,913    WOONGJIN THINKBIG COMPANY LIMITED (MEMBERSHIP ORGANIZATIONS)                                            4,712,978

                                                                                                                          39,249,331
                                                                                                                    ----------------
TAIWAN - 4.26%
      1,000,000    ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     2,750,563
      3,050,000    AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                            5,196,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TAIWAN (continued)
     18,008,510    FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                        $     10,219,032
      2,324,000    LES ENPHANTS COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)+                                                                                             1,919,814
        206,000    MOTECH INDUSTRIES INCORPORATED GDR (MISCELLANEOUS MANUFACTURING INDUSTRIES)+ ++                         2,698,600

                                                                                                                          22,784,869
                                                                                                                    ----------------
UNITED KINGDOM - 1.45%
      2,500,000    ASEANA PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                         2,662,500
      1,921,582    MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)+ ++                                                          5,079,510

                                                                                                                           7,742,010
                                                                                                                    ----------------
VIETNAM - 1.50%
        400,000    INDOCHINA CAPITAL VIETNAM HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                   & SERVICES)+                                                                                            3,692,000
      2,915,000    VINALAND LIMITED (REAL ESTATE)+                                                                         4,328,775

TOTAL COMMON STOCKS (COST $418,534,083)                                                                                  480,603,176
                                                                                                                    ----------------

                                                                                                EXPIRATION DATE
WARRANTS - 0.03%
        500,000    TELEKOM MALAYSIA BERHAD+                                                        11/18/2007                166,546

TOTAL WARRANTS (COST $216,617)                                                                                               166,546
                                                                                                                    ----------------
SHORT-TERM INVESTMENTS - 6.89%
     36,787,429    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            36,787,429
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $36,787,429)                                                                           36,787,429
                                                                                                                    ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $455,538,129)*                                                       96.88%                                   $    517,557,151

OTHER ASSETS AND LIABILITIES, NET                                           3.12                                          16,652,728
                                                                          ------                                    ----------------

TOTAL NET ASSETS                                                          100.00%                                   $    534,209,879
                                                                          ------                                    ----------------

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $36,787,429.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.43%

AUSTRALIA - 6.11%
        116,905    AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                           $        736,404
         28,000    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    707,406
         29,800    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          788,252
         19,014    RIO TINTO LIMITED (METAL MINING)                                                                        1,592,506
         36,529    SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     431,713
         17,820    WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         691,183

                                                                                                                           4,947,464
                                                                                                                    ----------------
AUSTRIA - 0.74%
          8,900    OMV AG (OIL & GAS EXTRACTION)                                                                             596,144
                                                                                                                    ----------------
BELGIUM - 1.57%
          6,600    DELHAIZE GROUP (FOOD STORES)                                                                              650,755
         14,556    FORTIS (DEPOSITORY INSTITUTIONS)                                                                          620,775

                                                                                                                           1,271,530
                                                                                                                    ----------------

CHINA - 0.97%
      1,419,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)+                                  787,607
                                                                                                                    ----------------
FINLAND - 2.66%
         17,900    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            561,820
          8,870    METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        526,065
         37,900    NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             1,067,468

                                                                                                                           2,155,353
                                                                                                                    ----------------
FRANCE - 10.71%
          6,400    ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                        1,076,033
          7,200    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    606,034
         11,225    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    826,018
         13,300    CARREFOUR SA (FOOD STORES)                                                                                938,569
          5,903    COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 829,704
          6,984    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   808,569
             62    PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   1,307
         15,808    PUBLICIS GROUPE (COMMUNICATIONS)                                                                          698,560
          9,659    TECHNIP SA (OIL & GAS EXTRACTION)                                                                         801,376
         18,316    TOTAL SA (OIL & GAS EXTRACTION)                                                                         1,493,838
         13,800    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     596,005

                                                                                                                           8,676,013
                                                                                                                    ----------------
GERMANY - 9.48%
          4,400    ALLIANZ SE (INSURANCE CARRIERS)                                                                         1,033,763
         18,800    ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                  636,633
         24,169    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                1,160,936
         13,000    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                           1,206,835
          5,100    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               857,927
         10,314    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                               476,439
         15,451    GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         539,745
         10,700    METRO AG (FOOD STORES)                                                                                    890,351
          6,100    SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            879,850

                                                                                                                           7,682,479
                                                                                                                    ----------------
GREECE  -  1.07%
         27,552    ALPHA  BANK  AE  (DEPOSITORY   INSTITUTIONS)                                                              868,866
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HONG KONG - 5.50%
         61,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                       $        798,854
         84,000    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         901,857
      1,264,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                          737,139
        211,000    HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                727,242
         52,000    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             625,793
         95,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           668,227

                                                                                                                           4,459,112
                                                                                                                    ----------------
INDIA - 0.68%
         11,000    INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                      554,180
                                                                                                                    ----------------
IRELAND - 0.40%
        254,000    CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)(A)                                                                                                       0
         25,855    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                326,835

                                                                                                                             326,835
                                                                                                                    ----------------
ITALY - 2.33%
         32,800    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       1,194,180
         77,300    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         693,644

                                                                                                                           1,887,824
                                                                                                                    ----------------
JAPAN - 19.76%
         21,200    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               394,298
         51,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        357,880
            131    EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                  1,010,761
          8,100    FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                836,808
        118,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  870,205
         17,200    IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              1,111,976
             69    INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       644,467
         19,200    ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       315,777
         38,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             984,528
         21,700    MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                569,267
            102    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   1,126,660
         31,000    MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              871,147
                   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
         12,500    EXCEPT COMPUTER EQUIPMENT)                                                                                943,147
         45,000    NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            794,924
         53,300    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              1,038,944
         10,100    SONY CORPORATION (ELECTRONIC)                                                                             519,253
        120,000    SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                                 707,574
         67,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        639,391
         21,900    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               1,387,372
         30,500    YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   886,822

                                                                                                                          16,011,201
                                                                                                                    ----------------
NETHERLANDS - 5.99%
          9,993    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                               865,064
         16,088    ARCELOR MITTAL NV (BASIC MATERIALS)                                                                     1,014,033
         28,500    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        790,756
         21,000    ING GROEP NV (FINANCIAL SERVICES)                                                                         931,975
         26,700    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               445,211
         26,300    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              806,246

                                                                                                                           4,853,285
                                                                                                                    ----------------
RUSSIA - 1.81%
         10,135    LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         777,355

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RUSSIA (continued)
         62,605    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+ ++                                       $        687,403

                                                                                                                           1,464,758
                                                                                                                    ----------------
SINGAPORE - 0.74%
        113,000    CAPITALAND LIMITED (REAL ESTATE)                                                                          597,942
                                                                                                                    ----------------
SPAIN - 0.58%
         18,768    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                470,438
                                                                                                                    ----------------
SWEDEN - 2.13%
         20,300    SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        437,807
         15,522    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     565,121
        181,000    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  726,731

                                                                                                                           1,729,659
                                                                                                                    ----------------
SWITZERLAND - 7.12%
          8,700    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           945,853
         17,000    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 960,295
         11,220    NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                             629,105
          8,463    ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                     1,506,227
         12,700    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      765,223
          3,100    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         962,485

                                                                                                                           5,769,188
                                                                                                                    ----------------
TAIWAN - 0.65%
         47,034    TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        523,483
                                                                                                                    ----------------
UNITED KINGDOM - 16.43%
         58,500    AVIVA PLC (INSURANCE CARRIERS)                                                                            873,424
         86,000    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                   699,426
         65,000    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    908,470
         71,000    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             912,487
         39,166    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       647,287
         28,800    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         754,729
         19,000    GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                     995,030
         33,100    INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          429,719
        510,400    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                          1,538,436
         56,338    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                834,922
         67,227    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                726,972
      3,979,838    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                          8,152
         22,200    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      906,759
         20,760    SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                                494,008
         31,140    SMITHS GROUP PLC CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                      215,738
        491,195    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     1,655,137
         15,233    WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          367,687
         37,200    YELL GROUP PLC (COMMUNICATIONS)                                                                           345,309

                                                                                                                          13,313,692
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $62,581,600)                                                                                    78,947,053
                                                                                                                    ----------------

SHORT-TERM INVESTMENTS - 0.94%
        759,761    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              759,761
                                                                                                                    ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $759,761)                                                                                 759,761
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
   OVERSEAS FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $63,341,361)*                              98.37%                                                             $     79,706,814

OTHER ASSETS AND LIABILITIES, NET                 1.63                                                                     1,321,874
                                               -------                                                              ----------------

TOTAL NET ASSETS                               100.00%                                                              $     81,028,688
                                               -------                                                              ----------------

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $759,761.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 96.79%

AUSTRALIA - 6.10%
       14,843   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                              $         93,499
        4,786   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       120,916
        4,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                             105,806
        2,078   RIO TINTO LIMITED (METAL MINING)                                                                             174,042
        4,604   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                         54,412
        2,170   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                             84,168

                                                                                                                             632,843
                                                                                                                    ----------------
AUSTRIA - 0.71%
        1,100   OMV AG (OIL & GAS EXTRACTION)                                                                                 73,681
                                                                                                                    ----------------
BELGIUM - 2.27%
        1,000   BELGACOM SA (COMMUNICATIONS)                                                                                  44,461
          930   DELHAIZE GROUP (FOOD STORES)                                                                                  91,697
        2,341   FORTIS (DEPOSITORY INSTITUTIONS)                                                                              99,837

                                                                                                                             235,995
                                                                                                                    ----------------
CHINA - 0.97%
      181,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                             100,463
                                                                                                                    ----------------
FINLAND - 2.63%
        2,200   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                                69,051
        1,204   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            71,407
        4,700   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  132,377

                                                                                                                             272,835
                                                                                                                    ----------------
FRANCE - 11.09%
          800   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                             134,501
           19   ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)+                                                         1,244
          900   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                        75,754
        1,406   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       103,464
        1,460   CARREFOUR SA (FOOD STORES)                                                                                   103,031
          879   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                    123,549
          745   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                       86,252
        1,850   PUBLICIS GROUPE (COMMUNICATIONS)                                                                              81,752
        1,055   TECHNIP SA (OIL & GAS EXTRACTION)                                                                             87,530
        2,120   TOTAL SA (OIL & GAS EXTRACTION)                                                                              172,905
          794   TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                           64,298
        2,700   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                        116,610

                                                                                                                           1,150,890
                                                                                                                    ----------------
GERMANY - 9.34%
          500   ALLIANZ SE (INSURANCE CARRIERS)                                                                              117,473
        2,100   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                      71,113
        2,013   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                      96,693
        1,800   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                                167,100
          800   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  134,577
        1,341   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                   61,945
        1,822   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                             63,647
        1,700   METRO AG (FOOD STORES)                                                                                       141,458
          800   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                               115,390

                                                                                                                             969,396
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
GREECE - 0.91%
        2,981   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                             $         94,007
                                                                                                                    ----------------
HONG KONG - 5.04%
        8,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                   104,768
        8,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                             85,891
       85,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                              49,570
       29,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                    99,953
        7,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                 84,241
       14,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                               98,476

                                                                                                                             522,899
                                                                                                                    ----------------
INDIA - 0.78%
        1,600   INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                          80,608
                                                                                                                    ----------------
IRELAND - 0.40%
        3,299   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                    41,703
                                                                                                                    ----------------
ITALY - 2.11%
        3,400   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                            123,787
       10,600   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                             95,118

                                                                                                                             218,905
                                                                                                                    ----------------
JAPAN - 19.80%
        3,500   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                   65,096
        6,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                            42,104
           16   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                       123,452
        1,200   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              123,972
       14,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     103,245
        2,200   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   142,229
            9   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                           84,061
        2,500   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                           41,117
        5,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                129,543
        2,500   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                    65,584
           13   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        143,594
        4,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                 112,406
        1,600   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          120,723
        6,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               105,990
        6,600   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   128,650
        1,300   SONY CORPORATION (ELECTRONIC)                                                                                 66,835
       15,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                    88,447
        8,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                            76,345
        2,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    177,381
        3,900   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      113,397

                                                                                                                           2,054,171
                                                                                                                    ----------------
NETHERLANDS - 5.67%
        1,044   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                   90,376
        1,706   ARCELOR MITTAL NV (BASIC MATERIALS)                                                                          107,530
        2,910   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                            80,740
        2,135   ING GROEP NV (FINANCIAL SERVICES)                                                                             94,751
        4,300   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                   71,701
          400   ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   32,480
        3,600   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 110,361

                                                                                                                             587,939
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
RUSSIA - 1.75%
        1,248   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                   $         95,722
        7,868   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+ ++                                                    86,391

                                                                                                                             182,113
                                                                                                                    ----------------
SINGAPORE - 1.30%
       14,000   CAPITALAND LIMITED (REAL ESTATE)                                                                              74,081
        5,000   GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                           60,428

                                                                                                                             134,509
                                                                                                                    ----------------
SPAIN - 0.43%
        1,774   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    44,467
                                                                                                                    ----------------
SWEDEN - 2.36%
        3,300   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            71,171
        1,726   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                         62,840
       27,700   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                     111,218

                                                                                                                             245,229
                                                                                                                    ----------------
SWITZERLAND - 5.94%
          900   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               97,847
          700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                     39,542
        2,100   NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                                117,747
          956   ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                          170,147
        1,580   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                          95,201
          310   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                             96,248

                                                                                                                             616,732
                                                                                                                    ----------------
TAIWAN - 0.65%
        6,030   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                        67,113
                                                                                                                    ----------------
UNITED KINGDOM - 16.54%
        7,220   AVIVA PLC (INSURANCE CARRIERS)                                                                               107,797
       12,646   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                      102,848
        7,880   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                       110,135
        1,110   BHP BILLITON PLC (COAL MINING)                                                                                30,983
        9,380   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                                120,551
        4,776   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                           78,932
        5,859   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                            153,540
          960   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                         50,275
        6,530   INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                              84,775
       42,600   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                               128,404
        7,328   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   108,600
        9,208   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                    99,572
      545,113   ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                             1,117
        2,540   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                         103,746
        3,360   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    79,955
        5,040   SMITHS GROUP PLC CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                                          34,917
       57,097   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                          192,395
        3,041   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                              73,402
        5,820   YELL GROUP PLC (COMMUNICATIONS)                                                                               54,019

                                                                                                                           1,715,963
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $8,224,598)                                                                                     10,042,461
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING - 4.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.12%
      427,063   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                    $       427,063
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $427,063)                                                                     427,063
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 1.68%
      174,711   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                174,711

TOTAL SHORT-TERM INVESTMENTS (COST $174,711)                                                                                174,711
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,826,372)*                            102.59%                                                               $    10,644,235

OTHER ASSETS AND LIABILITIES, NET              (2.59)                                                                      (268,620)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $    10,375,615
                                              ------                                                                ---------------

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $174,711.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 86.49%

BERMUDA - 1.24%
         48,500    CREDICORP LIMITED (DEPOSITORY INSTITUTIONS)                                                      $     2,966,745
                                                                                                                    ---------------

BRAZIL - 4.15%
        259,000    ALL AMERICA LATINA LOGISTICA (TRANSPORTATION EQUIPMENT)                                                3,525,837
        221,700    FERTILIZANTES HERINGER SA (AGRICULTURAL SERVICES)+                                                     2,587,075
        230,000    NET SERVICOS DE COMUNICACAO SA ADR (BUSINESS SERVICES)+<<                                              3,801,900

                                                                                                                          9,914,812
                                                                                                                    ---------------

CHINA - 6.54%
     12,845,000    INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                       7,129,540
      2,750,000    PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                      4,051,565
      9,850,000    SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                             4,434,213

                                                                                                                         15,615,318
                                                                                                                    ---------------

HONG KONG - 12.47%
      3,100,000    BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)+                                     3,421,450
      9,040,000    CHINA BLUECHEMICAL LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                              4,936,669
      9,300,000    DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                       4,400,706
      9,000,000    SAMLING GLOBAL LIMITED (FORESTRY)+                                                                     3,487,569
      2,130,000    SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                3,132,673
      9,550,000    TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                              10,393,710

                                                                                                                         29,772,777
                                                                                                                    ---------------

INDIA - 1.25%
         38,374    DLF LIMITED (REAL ESTATE)+                                                                               494,936
        418,347    MAX INDIA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             2,497,955

                                                                                                                          2,992,891
                                                                                                                    ---------------

MALAYSIA - 8.30%
      3,100,000    BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                          10,505,431
      2,815,000    TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                             9,295,004

                                                                                                                         19,800,435
                                                                                                                    ---------------

MEXICO - 6.56%
      1,421,500    EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)+                                                                                   7,210,460
        701,656    INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                        8,443,123

                                                                                                                         15,653,583
                                                                                                                    ---------------

NORWAY - 1.12%
      225,600      COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                            2,677,995
                                                                                                                    ---------------
RUSSIA - 7.35%
         98,700    EVRAZ GROUP SA GDR (METAL MINING)+ ++                                                                  4,056,570
          2,130    SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                           8,307,000
         20,100    UNIFIED ENERGY SYSTEM REGISTERED S GDR (ELECTRIC, GAS & SANITARY SERVICES)                             2,723,550
        223,000    VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+ ++                                             2,448,540

                                                                                                                         17,535,660
                                                                                                                    ---------------
SAUDI ARABIA - 2.63%
        205,000    IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                        6,265,299
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SOUTH AFRICA - 5.06%
        560,000    MURRAY & ROBERTS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                           $     5,071,100
        334,900    STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                  4,658,036
        455,000    TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                           2,349,841

                                                                                                                         12,078,977
                                                                                                                    ---------------

SOUTH KOREA - 9.14%
         80,000    KOOKMIN BANK (FINANCIAL SERVICES)                                                                      7,022,785
         30,300    MIRAE ASSET SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                              2,732,034
         19,670    SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                            12,050,896

                                                                                                                         21,805,715
                                                                                                                    ---------------

TAIWAN - 15.44%
      1,500,000    ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    4,125,844
     18,856,740    FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                             10,700,365
      2,147,680    HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                            18,558,426
        182,000    MOTECH INDUSTRIES INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                2,381,184
         84,000    MOTECH INDUSTRIES INCORPORATED GDR (MISCELLANEOUS MANUFACTURING INDUSTRIES)+++                         1,100,400

                                                                                                                         36,866,219
                                                                                                                    ---------------

UNITED ARAB EMIRATES - 3.76%
      5,300,000    DUBAI FINANCIAL MARKET (HOLDING & OTHER INVESTMENT OFFICES)+                                           4,545,393
      1,375,000    EMAAR PROPERTIES (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                 4,436,146

                                                                                                                          8,981,539
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $165,338,441)                                                                                 206,448,131
                                                                                                                    ---------------
PREFERRED STOCKS - 8.03%
        418,300    COMPANHIA VALE DO RIO DOCE PREFERREDA                                                                 15,645,591
        106,100    TAM SA PREFERRED (TRANSPORTATION BY AIR)+                                                              3,520,166

TOTAL PREFERRED STOCKS (COST $7,233,038)                                                                                 19,165,757
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 2.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.85%
      1,890,280    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                       1,890,280
         62,573    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    62,573
         69,990    SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           69,990

                                                                                                                          2,022,843
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 1.65%
$        41,187    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.47%        08/16/2007             41,192
         27,740    AQUIFER FUNDING LIMITED++                                             5.29         07/03/2007             27,736
         22,348    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                    5.36         10/25/2007             22,350
         26,491    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007             26,352
         84,921    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007             84,377
         22,348    BANCO SANTANDER TOTTA LOAN+++/-                                       5.32         07/16/2008             22,348
         44,695    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $44,708)              5.43         07/02/2007             44,695
         67,043    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $67,063)                               5.43         07/02/2007             67,043
         17,878    BNP PARIBAS+/-                                                        5.33         05/07/2008             17,876

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        21,446    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $21,452)                                              5.39%        07/02/2007    $        21,446
         33,968    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007             33,721
         27,711    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007             27,400
         37,544    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007             37,495
          8,939    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007              8,929
         18,202    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/13/2007             18,172
         12,515    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         07/20/2007             12,482
         10,727    CHARTA LLC                                                            5.28         07/12/2007             10,711
         89,390    CHARTA LLC                                                            5.45         07/03/2007             89,377
         58,104    CHEYNE FINANCE LLC+++/-                                               5.31         02/25/2008             58,100
         22,348    CHEYNE FINANCE LLC SERIES MTN+++/-                                    5.32         07/16/2007             22,348
          8,939    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007              8,939
          9,551    CIT GROUP INCORPORATED+/-                                             5.59         09/20/2007              9,553
          9,855    CIT GROUP INCORPORATED+/-                                             5.59         11/23/2007              9,858
        243,324    CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $243,397)                                             5.43         07/02/2007            243,324
         11,621    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007             11,582
          4,470    COMERICA BANK+/-                                                      5.32         02/08/2008              4,458
         72,942    CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                          5.33         07/09/2007             72,868
         22,348    CULLINAN FINANCE CORPORATION+++/-                                     5.32         02/12/2008             22,344
         26,903    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007             26,860
         37,130    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007             37,054
         7,151     DEER VALLEY FUNDING LLC                                               5.33         07/19/2007              7,133
         13,409    DEER VALLEY FUNDING LLC                                               5.34         07/18/2007             13,377
         19,821    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007             19,769
         17,084    DEER VALLEY FUNDING LLC++                                             5.34         07/25/2007             17,027
         42,460    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007             42,312
         17,878    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $17,883)                                              5.43         07/02/2007             17,878
         44,695    ERASMUS CAPITAL CORPORATION++                                         5.32         07/19/2007             44,584
          4,683    FAIRWAY FINANCE CORPORATION++                                         5.31         07/10/2007              4,678
         35,756    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007             35,720
        309,276    FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $309,369)                                             5.43         07/02/2007            309,276
          5,830    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.22         07/06/2007              5,827
         17,558    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.29         08/15/2007             17,446
         17,878    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007             17,849
         22,166    GEORGE STREET FINANCE LLC++                                           5.32         07/12/2007             22,134
         17,895    GEORGE STREET FINANCE LLC                                             5.33         07/18/2007             17,853
         26,585    GEORGE STREET FINANCE LLC                                             5.33         07/19/2007             26,519
          7,753    GOLDMAN SACHS GROUP INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $7,755)                                5.37         07/02/2007              7,753
         89,390    GRAMPIAN FUNDING LLC                                                  5.42         07/12/2007             89,260
         31,697    HARRIER FINANCE FUNDING LLC++                                         5.28         07/13/2007             31,646
         22,348    HARRIER FINANCE FUNDING LLC+++/-                                      5.30         01/11/2008             22,349
         11,892    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007             11,866
         10,235    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007             10,182
         54,495    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007             54,201
         44,695    HUDSON-THAMES LLC+++/-                                                5.33         06/16/2008             44,689
         58,104    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008             58,104
         22,348    INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                            5.32         07/24/2008             22,350
          5,363    K2 (USA) LLC+++/-                                                     5.30         07/16/2007              5,363
          8,939    K2 (USA) LLC+++/-                                                     5.33         09/28/2007              8,939
         56,316    KEEL CAPITAL INCORPORATED++                                           5.33         07/11/2007             56,242
         40,089    KEEL CAPITAL INCORPORATED++                                           5.33         07/18/2007             39,995
         51,399    KESTREL FUNDING US LLC+++/-                                           5.29         02/25/2008             51,400
          6,028    KLIO III FUNDING CORPORATION++                                        5.27         07/13/2007              6,018
         26,817    KLIO III FUNDING CORPORATION++                                        5.27         07/20/2007             26,747
         16,090    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007             16,041
         54,831    KLIO III FUNDING CORPORATION++                                        5.28         07/24/2007             54,655
         16,090    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007             16,088
         19,666    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007             19,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       111,738    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.32%        07/30/2007    $       111,282
         43,234    LIBERTY HARBOUR CDO II LIMITED++                                      5.36         07/18/2007             43,133
         78,663    LIBERTY STREET FUNDING CORPORATION                                    5.33         07/16/2007             78,503
          2,682    LIQUID FUNDING LIMITED                                                5.26         07/30/2007              2,671
         59,891    LIQUID FUNDING LIMITED+++/-                                           5.33         11/13/2007             59,891
         66,149    LIQUID FUNDING LIMITED+++/-                                           5.33         06/11/2008             66,132
         42,013    LIQUID FUNDING LIMITED                                                5.34         07/09/2007             41,971
         18,861    METLIFE GLOBAL FUNDING I+++/-                                         5.42         10/05/2007             18,867
         22,348    MORGAN STANLEY+/-                                                     5.33         07/12/2007             22,348
         22,348    MORGAN STANLEY+/-                                                     5.45         08/07/2007             22,348
         32,815    MORGAN STANLEY+/-                                                     5.48         07/27/2007             32,817
        204,859    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $204,921)                                             5.43         07/02/2007            204,859
          4,134    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008              4,135
          3,576    NATIONAL CITY BANK+/-                                                 5.43         09/04/2007              3,576
         25,624    NATIONWIDE BUILDING SOCIETY+++/-                                      5.48         07/20/2007             25,625
         44,695    NORTHERN ROCK PLC+++/-SS.                                             5.34         08/04/2008             44,708
         25,476    PREMIUM ASSET TRUST+++/-                                              5.48         12/21/2007             25,474
         22,348    PREMIUM ASSET TRUST SERIES 06-B+++/-                                  5.37         12/16/2007             22,348
         16,984    PYXIS MASTER TRUST SERIES 2007-3+++/-                                 5.37         11/27/2007             16,984
          3,616    RACERS TRUST SERIES 2004-6-MM+++/-                                    5.37         12/24/2007              3,617
         11,621    SAINT GERMAIN FUNDING++                                               5.31         07/13/2007             11,602
         32,181    SEDNA FINANCE INCORPORATED+++/-                                       5.29         04/10/2008             32,178
         22,794    SHIPROCK FINANCE SERIES 2007-4A+++/-                                  5.39         04/11/2008             22,794
          3,576    SKANDINAVISKA ENSKILDA BANKEN AB                                      5.19         08/20/2007              3,550
         17,878    SLM CORPORATION+++/-                                                  5.32         05/12/2008             17,878
        107,179    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007            107,117
         17,878    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34         07/24/2007             17,821
         27,711    STANFIELD VICTORIA FUNDING LLC+++/-                                   5.35         04/03/2008             27,723
         44,695    STANFIELD VICTORIA FUNDING LLC+++/-                                   5.37         02/15/2008             44,713
         17,878    TANGO FINANCE CORPORATION                                             5.27         07/31/2007             17,802
         15,062    TASMAN FUNDING INCORPORATED                                           5.29         07/05/2007             15,056
          4,701    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.43         07/06/2007              4,698
         17,060    TICONDEROGA FUNDING LLC++                                             5.31         07/09/2007             17,043
         23,495    TIERRA ALTA FUNDING I LIMITED++                                       5.33         07/19/2007             23,437
          5,168    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008              5,168
         22,348    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                    5.33         07/14/2008             22,350
         22,348    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                 5.34         08/08/2008             22,352
         20,917    VERSAILLES CDS LLC++                                                  5.33         07/26/2007             20,844
         17,878    VERSAILLES CDS LLC++                                                  5.38         07/31/2007             17,802
         35,756    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007             35,626
         20,527    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007             20,497
         17,617    WHISTLEJACKET CAPITAL LIMITED                                         5.34         07/23/2007             17,563
         44,695    WHITE PINE FINANCE LLC+++/-                                           5.32         02/22/2008             44,713
         43,781    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007             43,729
         73,832    ZELA FINANCE CORPORATION                                              5.31         07/13/2007             73,714

                                                                                                                          3,952,959
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,975,802)                                                                 5,975,802
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 4.95%
     11,811,084    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          11,811,084

TOTAL SHORT-TERM INVESTMENTS (COST $11,811,084)                                                                          11,811,084
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $190,358,365)*                           100.49%                                                              $   239,880,608

OTHER ASSETS AND LIABILITIES, NET               (0.49)                                                                   (1,173,365)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   238,707,243
                                               ------                                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,811,084.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.12%

AUSTRALIA - 4.14%
      411,208   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                              $     2,590,269
      314,900   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          2,760,499
      264,000   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,962,899
       44,000   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  2,061,007
      192,000   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                566,467
      222,900   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                               1,215,110
      100,989   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    2,551,437
      150,200   PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              2,495,861
      345,600   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    1,640,802
       96,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          2,539,337
       66,447   RIO TINTO LIMITED (METAL MINING)                                                                          5,565,226
      286,204   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     3,382,462
      584,000   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,272,584
       67,950   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                         2,635,573

                                                                                                                         34,239,533
                                                                                                                    ---------------
AUSTRIA - 0.79%
       31,300   OMV AG (OIL & GAS EXTRACTION)                                                                             2,096,551
       30,600   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   2,588,482
       26,131   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                        1,867,384

                                                                                                                          6,552,417
                                                                                                                    ---------------
BELGIUM - 1.38%
       22,200   DELHAIZE GROUP (FOOD STORES)                                                                              2,188,902
       10,400   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          326,702
      131,837   FORTIS (DEPOSITORY INSTITUTIONS)                                                                          5,622,499
       76,765   FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                       3,275,902
          172   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                           37,543

                                                                                                                         11,451,548
                                                                                                                    ---------------
BERMUDA - 0.35%
       92,030   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                        2,891,001
                                                                                                                    ---------------
BRAZIL - 0.13%
      215,390   VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                1,079,104
                                                                                                                    ---------------
CANADA - 0.68%
       10,100   CAMECO CORPORATION (METAL MINING)                                                                           512,474
       38,424   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                2,644,340
                NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
      102,200   COMPUTER EQUIPMENT)+                                                                                      2,457,910

                                                                                                                          5,614,724
                                                                                                                    ---------------
CHINA - 0.88%
    2,708,600   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                      1,863,652
        4,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED (TRANSPORTATION SERVICES)+                      4,527
      932,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                 3,349,345
    3,390,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)+                          1,881,599
       42,000   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   169,199

                                                                                                                          7,268,322
                                                                                                                    ---------------
DENMARK - 0.43%
          122   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                   1,475,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
DENMARK (continued)
       29,700   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                           $     1,220,755
       33,700   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               858,068

                                                                                                                          3,554,343
                                                                                                                    ---------------
FINLAND - 2.33%
       22,400   ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                        189,484
      274,162   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            8,605,017
       39,800   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                    918,979
       29,659   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,759,027
      133,000   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               3,745,997
       43,000   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                2,768,505
       66,500   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                  1,258,266

                                                                                                                         19,245,275
                                                                                                                    ---------------
FRANCE - 10.97%
       43,639   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                          7,336,857
          910   ARKEMA (OIL & GAS EXTRACTION)+                                                                               59,722
       48,500   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  5,800,176
      102,488   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    8,626,553
       45,078   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    3,317,170
      100,900   CARREFOUR SA (FOOD STORES)                                                                                7,120,425
       10,000   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      1,285,105
       26,600   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        3,001,478
       29,649   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 4,167,353
       33,900   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              1,385,181
       53,163   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                 5,776,444
       59,290   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   6,864,271
       16,900   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               1,367,371
       54,059   PUBLICIS GROUPE (COMMUNICATIONS)                                                                          2,388,883
       14,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                      987,824
       14,500   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     2,339,507
       15,000   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                2,792,109
       87,379   TECHNIP SA (OIL & GAS EXTRACTION)                                                                         7,249,554
      100,600   TOTAL SA (OIL & GAS EXTRACTION)                                                                           8,204,853
       26,899   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,449,346
       50,046   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  3,757,937
      125,300   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     5,411,549

                                                                                                                         90,689,668
                                                                                                                    ---------------
GERMANY - 10.80%
       47,279   ALLIANZ SE (INSURANCE CARRIERS)                                                                          11,108,022
       16,400   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 396,654
       65,600   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                  2,221,441
       39,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     5,172,270
       58,697   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                4,456,793
       14,300   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                929,205
        3,049   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  198,659
       81,642   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                  3,921,601
      108,246   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            10,048,850
       66,800   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             1,876,928
      127,309   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                4,140,536
      180,318   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      3,341,075
       19,900   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               3,347,596
       43,846   FRAPORT AG (TRANSPORTATION SERVICES)                                                                      3,138,088
       32,664   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                               1,508,862
       54,201   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         1,893,385
       26,900   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,308,137
       20,293   IVG IMMOBILIEN AG (REAL ESTATE)                                                                             794,581

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
GERMANY (continued)
       28,520   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                        $     3,445,097
       33,500   METRO AG (FOOD STORES)                                                                                    2,787,548
       13,300   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                        2,451,549
       22,401   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,394,877
       38,052   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                            5,488,531
       74,400   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                4,443,760
       44,900   TUI AG (TRANSPORTATION BY AIR)                                                                            1,247,003
       59,960   UNITED INTERNET AG (COMMUNICATIONS)                                                                       1,255,439
       25,120   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                            5,949,787

                                                                                                                         89,266,274
                                                                                                                    ---------------
GREECE - 0.35%
       92,628   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   2,921,070
                                                                                                                    ---------------
HONG KONG - 5.98%
      248,500   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       1,398,353
      180,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                2,357,274
                CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT TRANSPORTATION &
      632,600   WAREHOUSING)                                                                                              3,062,194
      587,400   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         6,306,556
    1,040,500   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED (COMMUNICATIONS)                                         2,874,309
    1,724,200   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                                    2,606,410
    3,082,200   CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                      5,305,711
      421,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              2,113,292
    1,646,500   DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                            779,114
    2,527,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                          1,473,696
      728,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                2,509,157
      318,700   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                       3,164,909
       80,200   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                   189,956
      637,832   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  1,590,665
      275,220   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              2,689,125
      450,800   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             5,425,144
      299,758   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                 3,331,411
      320,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                           2,250,870

                                                                                                                         49,428,146
                                                                                                                    ---------------
INDIA - 0.23%
       38,100   INFOSYS TECHNOLOGIES LIMITED ADR (BUSINESS SERVICES)                                                      1,919,478
                                                                                                                    ---------------
IRELAND - 0.45%
       36,500   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            998,396
       88,027   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                1,112,756
       65,300   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,651,833

                                                                                                                          3,762,985
                                                                                                                    ---------------
ITALY - 3.04%
       29,400   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                514,903
      217,330   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         7,912,536
      130,800   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                       3,907,093
      117,717   HERA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                493,508
      287,686   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                 2,153,216
       95,835   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                  2,186,882
      710,642   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                         6,376,879
       61,200   UNIONE DI BANCH ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                   1,561,372

                                                                                                                         25,106,389
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
JAPAN - 17.37%
        9,000   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           $       323,086
       80,400   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               1,495,358
       34,300   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         526,235
       58,600   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         586,357
       72,300   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         1,122,155
      183,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,203,898
      181,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                        1,270,124
       34,000   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,996,508
      161,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                DEALERS)                                                                                                    900,946
       97,000   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       1,745,015
      225,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          1,242,640
      154,400   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      4,025,373
      342,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         1,541,604
          422   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                    3,256,041
       30,400   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     802,437
       28,000   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                2,892,670
      174,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      833,787
      412,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  3,038,343
       51,100   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            779,418
       73,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,585,990
       61,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    2,258,680
       53,600   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       3,465,226
          243   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       2,269,645
       65,400   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       1,075,614
          859   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                             4,241,803
        3,766   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                              3,119,854
       97,200   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            2,301,222
      122,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             3,160,853
        4,200   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  918,627
      101,400   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   1,517,809
      102,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                         905,470
      325,400   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  2,682,485
      227,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    2,087,017
       76,000   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                1,993,746
       78,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                           2,122,234
      877,600   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              5,638,023
          309   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     3,413,117
      178,500   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              5,016,122
       42,400   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    3,199,155
      159,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            2,808,731
      325,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             3,024,975
      153,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                       1,078,611
          600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 2,665,584
      145,200   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             1,557,841
      294,500   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                5,740,508
          355   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,686,701
        1,800   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  2,850,761
      326,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       1,585,982
       15,890   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                   4,187,862
       19,400   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                598,741
      133,000   RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                             656,763
       66,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,527,716
       43,200   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,066,623
       36,800   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         896,650
        7,700   SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  218,883
       60,400   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                750,064
       30,200   SONY CORPORATION (ELECTRONIC)                                                                             1,552,617
      154,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,079,407
       55,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        1,005,076

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                              VALUE
JAPAN (continued)
      408,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                          $     2,405,750
      236,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        2,252,183
       11,800   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   396,768
      155,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,848,041
       54,700   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             1,759,285
       69,500   TOKYU LAND CORPORATION (REAL ESTATE)                                                                        741,145
       96,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                1,033,096
      209,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT  COMPUTER
                EQUIPMENT)                                                                                                1,242,542
      129,700   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 8,216,528
       86,700   URBAN CORPORATION (REAL ESTATE)                                                                           1,580,845
      106,200   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   3,087,886

                                                                                                                        143,658,852
                                                                                                                    ---------------
LUXEMBOURG - 0.36%
       11,804   RTL GROUP SA (COMMUNICATIONS)                                                                             1,357,336
       37,838   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                       932,059
       14,600   TENARIS SA ADR (PRIMARY METAL INDUSTRIES)                                                                   714,816

                                                                                                                          3,004,211
                                                                                                                    ---------------
MEXICO - 0.41%
      123,400   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                    3,407,074
                                                                                                                    ---------------
NETHERLANDS - 3.87%
       57,751   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                            2,661,462
      194,200   AEGON NV (INSURANCE CARRIERS)                                                                             3,847,991
       28,516   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                               2,468,543
       55,062   ARCELOR MITTAL NV (BASIC MATERIALS)                                                                       3,470,579
      286,439   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        7,947,485
       16,100   ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING &
                RELATED)+                                                                                                   441,945

      133,900   ING GROEP NV (FINANCIAL SERVICES)                                                                         5,942,452
      146,300   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               2,439,489
       91,100   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              2,792,739

                                                                                                                         32,012,685
                                                                                                                    ---------------
NORWAY - 1.16%
       49,800   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                        869,839
       46,800   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    1,809,478
       96,697   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                          1,836,553
       35,150   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                      1,370,963
      170,000   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                               3,668,422

                                                                                                                          9,555,255
                                                                                                                    ---------------
PORTUGAL - 0.22%
      325,200   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                    1,822,194
                                                                                                                    ---------------
RUSSIA - 1.79%
       90,402   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         6,933,834
        4,150   MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                            921,300
       13,692   NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                     711,984
       27,853   RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                         3,767,118
      222,145   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+++                                                 2,439,152

                                                                                                                         14,773,388
                                                                                                                    ---------------
SINGAPORE - 0.85%
      395,000   CAPITALAND LIMITED (REAL ESTATE)                                                                          2,090,152

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
SINGAPORE (continued)
      389,791   MOBILONE LIMITED (COMMUNICATIONS)                                                                   $       560,209
      398,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                       1,378,017
      115,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      1,412,380
      109,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    1,566,552

                                                                                                                          7,007,310
                                                                                                                    ---------------
SOUTH AFRICA - 0.25%
      110,430   MTN GROUP LIMITED (COMMUNICATIONS)                                                                        1,506,254
       22,697   NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  584,486
SOUTH KOREA - 1.40%
       63,969   HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               3,119,341
       59,186   KOOKMIN BANK (FINANCIAL SERVICES)                                                                         5,195,632
       17,361   NHN CORPORATION (BUSINESS SERVICES)+                                                                      3,166,454
        1,320   SAMSUNG CARD COMPANY LIMITED (BUSINESS SERVICES)+                                                            81,156

                                                                                                                         11,562,583
                                                                                                                    ---------------
SPAIN - 2.08%
       61,000   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                              1,502,605
      210,200   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              3,894,753
        5,355   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                          314,915
       84,502   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     3,087,980
       63,799   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,599,185
       44,835   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                2,656,057
      104,000   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      4,117,209

                                                                                                                         17,172,704
                                                                                                                    ---------------
SWEDEN - 1.64%
       40,900   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                       974,778
      263,100   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       4,135,462
       68,800   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        1,483,799
       54,307   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     1,977,197
      616,400   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                  2,474,901
      126,500   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                               2,533,995

                                                                                                                         13,580,132
                                                                                                                    ---------------
SWITZERLAND - 8.08%
       35,646   ADECCO SA (BUSINESS SERVICES)                                                                             2,770,845
        9,900   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                    981,490
       16,900   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                 1,103,377
       69,000   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  4,934,220
        3,100   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                              2,347,524
       25,900   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           2,815,817
       17,407   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       6,640,738
       94,300   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 5,326,811
        3,600   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,887,679
       52,451   ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                       9,335,118
        5,073   ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                      1,015,015
       56,649   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                    5,189,540
        5,600   SWISSCOM AG (COMMUNICATIONS)                                                                              1,919,771
      224,015   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     13,497,752
        2,900   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              759,722
        6,400   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                  1,671,388
       14,800   ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                         4,595,088

                                                                                                                         66,791,895
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
TAIWAN - 0.24%

                TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
      176,577   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  $     1,965,299
                                                                                                                    ---------------
UNITED KINGDOM - 15.36%
      106,100   ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  916,161
      117,400   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        2,607,422
       71,300   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             3,841,478
      258,624   AVIVA PLC (INSURANCE CARRIERS)                                                                            3,861,340
      317,400   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                   2,581,369
      582,880   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    8,146,603
       93,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,866,437
      288,400   BP PLC (OIL & GAS EXTRACTION)                                                                             3,492,213
      129,100   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               1,024,675
      298,800   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          2,065,583
      244,720   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             3,145,123
      569,600   BT GROUP PLC (COMMUNICATIONS)                                                                             3,803,205
      374,500   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                    1,744,729
      677,500   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        2,159,108
      152,260   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       2,516,366
       93,000   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          939,375
      283,000   GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        2,263,239
      274,180   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         7,185,127
      202,200   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                        4,001,529
       74,800   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               1,374,393
      116,200   INVESCO PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          1,508,561
      924,600   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            2,786,909
      764,392   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            8,534,519
      497,223   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                7,368,782
      348,700   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                833,273
      477,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       1,619,538
      403,222   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                4,360,317
   25,946,294   ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                           53,145
      699,200   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                             2,042,926
       93,600   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                1,189,783
      125,541   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      5,127,725
      138,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      5,772,401
      154,930   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                        1,992,704
       90,773   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                2,160,055
      136,160   SMITHS GROUP PLC CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)+                                                                                        943,315
       61,246   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                          2,004,719
       83,000   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   945,871
      174,100   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,261,227
    3,103,461   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      10,457,464
      659,496   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                               4,006,136
       53,457   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                          1,290,319
      130,550   YELL GROUP PLC (COMMUNICATIONS)                                                                           1,211,831

                                                                                                                        127,006,995
                                                                                                                    ---------------
USA - 0.11%
        6,400   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                277,632
       16,247   OAO TMK GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)++                      592,853

                                                                                                                            870,485
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $605,499,735)                                                                                 811,272,079
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 6.81%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.81%
   56,325,330   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                    $    56,325,330
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,325,330)                                                               56,325,330
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 1.15%
    9,508,535   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              9,508,535

TOTAL SHORT-TERM INVESTMENTS (COST $9,508,535)                                                                            9,508,535
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $671,333,600)*                                 106.08%                                                        $   877,105,944

OTHER ASSETS AND LIABILITIES, NET                     (6.08)                                                            (50,261,857)
                                                     ------                                                         ---------------

TOTAL NET ASSETS                                     100.00%                                                        $   826,844,087
                                                     ------                                                         ---------------

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,508,535.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 59.36%

AMUSEMENT & RECREATION SERVICES - 0.13%
          9,176    HARRAH'S ENTERTAINMENT INCORPORATED<<                                                            $       782,346
         16,340    INTERNATIONAL GAME TECHNOLOGY                                                                            648,698

                                                                                                                          1,431,044
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.27%
          4,337    ABERCROMBIE & FITCH COMPANY CLASS A                                                                      316,514
         26,059    GAP INCORPORATED                                                                                         497,727
         15,858    KOHL'S CORPORATION+                                                                                    1,126,394
         16,821    LIMITED BRANDS INCORPORATED<<                                                                            461,736
         11,032    NORDSTROM INCORPORATED                                                                                   563,956

                                                                                                                          2,966,327
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.09%
          5,352    JONES APPAREL GROUP INCORPORATED                                                                         151,194
          5,138    LIZ CLAIBORNE INCORPORATED                                                                               191,647
          3,012    POLO RALPH LAUREN CORPORATION                                                                            295,507
          4,379    VF CORPORATION                                                                                           401,029

                                                                                                                          1,039,377
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
          7,426    AUTONATION INCORPORATED<<+                                                                               166,639
          2,348    AUTOZONE INCORPORATED+                                                                                   320,784

                                                                                                                            487,423
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
          3,005    RYDER SYSTEM INCORPORATED                                                                                161,669
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 0.33%
         18,673    CELGENE CORPORATION<<+                                                                                 1,070,523
         12,920    GENZYME CORPORATION+                                                                                     832,048
         45,900    GILEAD SCIENCES INCORPORATED+                                                                          1,779,543

                                                                                                                          3,682,114
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.10%
          5,871    CENTEX CORPORATION                                                                                       235,427
         13,432    D.R. HORTON INCORPORATED<<                                                                               267,700
          3,776    KB HOME<<                                                                                                148,661
          6,843    LENNAR CORPORATION CLASS A<<                                                                             250,180
         10,442    PULTE HOMES INCORPORATED                                                                                 234,423

                                                                                                                          1,136,391
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.58%
         97,036    HOME DEPOT INCORPORATED                                                                                3,818,367
         73,978    LOWE'S COMPANIES INCORPORATED<<                                                                        2,270,385
          5,380    SHERWIN-WILLIAMS COMPANY                                                                                 357,609

                                                                                                                          6,446,361
                                                                                                                    ---------------
BUSINESS SERVICES - 4.44%
         28,902    ADOBE SYSTEMS INCORPORATED+                                                                            1,160,415
          4,874    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       276,453
         11,364    AUTODESK INCORPORATED<<+                                                                                 535,017
         27,193    AUTOMATIC DATA PROCESSING INCORPORATED                                                                 1,318,045

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         10,025    BMC SOFTWARE INCORPORATED+                                                                       $       303,758
         20,218    CA INCORPORATED                                                                                          522,231
        298,425    CISCO SYSTEMS INCORPORATED+                                                                            8,311,136
          8,876    CITRIX SYSTEMS INCORPORATED+                                                                             298,855
          7,066    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      530,586
          8,514    COMPUTER SCIENCES CORPORATION+                                                                           503,603
         14,802    COMPUWARE CORPORATION+                                                                                   175,552
          6,729    CONVERGYS CORPORATION+                                                                                   163,111
         55,641    EBAY INCORPORATED<<+                                                                                   1,790,527
         15,239    ELECTRONIC ARTS INCORPORATED+                                                                            721,109
         25,012    ELECTRONIC DATA SYSTEMS CORPORATION                                                                      693,583
          7,150    EQUIFAX INCORPORATED                                                                                     317,603
          8,041    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                    436,465
         37,082    FIRST DATA CORPORATION                                                                                 1,211,469
          8,267    FISERV INCORPORATED+                                                                                     469,566
         10,719    GOOGLE INCORPORATED CLASS A+                                                                           5,610,110
          9,645    IMS HEALTH INCORPORATED                                                                                  309,894
         23,046    INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                           262,724
         16,838    INTUIT INCORPORATED<<+                                                                                   506,487
         27,835    JUNIPER NETWORKS INCORPORATED<<+                                                                         700,607
        413,815    MICROSOFT CORPORATION                                                                                 12,195,128
          6,418    MONSTER WORLDWIDE INCORPORATED+                                                                          263,780
          8,842    NCR CORPORATION+                                                                                         464,559
         17,119    NOVELL INCORPORATED+                                                                                     133,357
         16,260    OMNICOM GROUP INCORPORATED                                                                               860,479
        194,573    ORACLE CORPORATION+                                                                                    3,835,034
          8,171    ROBERT HALF INTERNATIONAL INCORPORATED                                                                   298,242
        175,490    SUN MICROSYSTEMS INCORPORATED+                                                                           923,077
         44,288    SYMANTEC CORPORATION<<+                                                                                  894,618
         17,093    UNISYS CORPORATION+                                                                                      156,230
         12,049    VERISIGN INCORPORATED+                                                                                   382,315
         59,449    YAHOO! INCORPORATED+                                                                                   1,612,851

                                                                                                                         49,148,576
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 6.11%
         75,714    ABBOTT LABORATORIES                                                                                    4,054,485
         10,647    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    855,699
         57,000    AMGEN INCORPORATED+                                                                                    3,151,530
          4,504    AVERY DENNISON CORPORATION                                                                               299,426
         21,571    AVON PRODUCTS INCORPORATED                                                                               792,734
          5,394    BARR PHARMACEUTICALS INCORPORATED<<+                                                                     270,941
         14,045    BIOGEN IDEC INCORPORATED+                                                                                751,408
         96,737    BRISTOL-MYERS SQUIBB COMPANY                                                                           3,053,020
          7,459    CLOROX COMPANY                                                                                           463,204
         25,141    COLGATE-PALMOLIVE COMPANY                                                                              1,630,394
         46,855    DOW CHEMICAL COMPANY                                                                                   2,071,928
         45,402    E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,308,238
          4,135    EASTMAN CHEMICAL COMPANY                                                                                 266,005
          8,615    ECOLAB INCORPORATED                                                                                      367,861
         48,495    ELI LILLY & COMPANY                                                                                    2,709,901
          5,799    ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                            263,912
         15,623    FOREST LABORATORIES INCORPORATED+                                                                        713,190
          7,658    HOSPIRA INCORPORATED+                                                                                    298,968
          3,816    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          198,966
        142,376    JOHNSON & JOHNSON                                                                                      8,773,209
         11,976    KING PHARMACEUTICALS INCORPORATED+                                                                       245,029
        106,529    MERCK & COMPANY INCORPORATED                                                                           5,305,144
         26,715    MONSANTO COMPANY                                                                                       1,804,331
         12,210    MYLAN LABORATORIES INCORPORATED+                                                                         222,100
        344,974    PFIZER INCORPORATED                                                                                    8,820,985
          8,069    PPG INDUSTRIES INCORPORATED                                                                              614,132
         15,665    PRAXAIR INCORPORATED                                                                                   1,127,723

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        154,781    PROCTER & GAMBLE COMPANY                                                                         $     9,471,049
          6,996    ROHM & HAAS COMPANY                                                                                      382,541
         73,209    SCHERING-PLOUGH CORPORATION                                                                            2,228,482
          6,454    SIGMA-ALDRICH CORPORATION<<                                                                              275,392
         66,119    WYETH                                                                                                  3,791,263

                                                                                                                         67,583,190
                                                                                                                    ---------------
COAL MINING - 0.09%
          8,950    CONSOL ENERGY INCORPORATED                                                                               412,685
         13,024    PEABODY ENERGY CORPORATION                                                                               630,101

                                                                                                                          1,042,786
                                                                                                                    ---------------
COMMUNICATIONS - 2.82%
         16,981    ALLTEL CORPORATION                                                                                     1,147,067
        303,060    AT&T INCORPORATED                                                                                     12,576,990
         22,112    AVAYA INCORPORATED+                                                                                      372,366
          5,383    CENTURYTEL INCORPORATED<<                                                                                264,036
         24,398    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                922,732
        152,968    COMCAST CORPORATION CLASS A<<+                                                                         4,301,460
         37,896    DIRECTV GROUP INCORPORATED+                                                                              875,777
          7,425    EMBARQ CORPORATION                                                                                       470,522
         10,740    IAC/INTERACTIVECORP<<+                                                                                   371,711
         76,351    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<+                                                       740,605
        142,232    SPRINT NEXTEL CORPORATION                                                                              2,945,625
        142,711    VERIZON COMMUNICATIONS INCORPORATED                                                                    5,875,412
         23,433    WINDSTREAM CORPORATION                                                                                   345,877

                                                                                                                         31,210,180
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 5.77%
        218,133    BANK OF AMERICA CORPORATION                                                                           10,664,522
         37,158    BANK OF NEW YORK MELLON CORPORATION                                                                    1,539,828
         26,669    BB&T CORPORATION                                                                                       1,084,895
        243,136    CITIGROUP INCORPORATED                                                                                12,470,445
          7,665    COMERICA INCORPORATED                                                                                    455,838
          9,406    COMMERCE BANCORP INCORPORATED                                                                            347,928
          6,474    COMPASS BANCSHARES INCORPORATED                                                                          446,577
         27,038    FIFTH THIRD BANCORP                                                                                    1,075,301
          6,181    FIRST HORIZON NATIONAL CORPORATION<<                                                                     241,059
         23,816    HUDSON CITY BANCORP INCORPORATED                                                                         291,032
         17,958    HUNTINGTON BANCSHARES INCORPORATED<<                                                                     408,365
        167,914    JPMORGAN CHASE & COMPANY                                                                               8,135,433
         19,282    KEYCORP                                                                                                  661,951
          3,724    M&T BANK CORPORATION                                                                                     398,096
         12,736    MARSHALL & ILSLEY CORPORATION                                                                            606,616
         20,464    MELLON FINANCIAL CORPORATION<<                                                                           900,416
         28,300    NATIONAL CITY CORPORATION                                                                                942,956
          9,274    NORTHERN TRUST CORPORATION                                                                               595,762
         16,954    PNC FINANCIAL SERVICES GROUP                                                                           1,213,567
         34,638    REGIONS FINANCIAL CORPORATION                                                                          1,146,518
         17,749    SOVEREIGN BANCORP INCORPORATED                                                                           375,214
         19,519    STATE STREET CORPORATION                                                                               1,335,100
         17,529    SUNTRUST BANKS INCORPORATED<<                                                                          1,502,936
         16,072    SYNOVUS FINANCIAL CORPORATION                                                                            493,410
         85,464    US BANCORP                                                                                             2,816,039
         94,047    WACHOVIA CORPORATION<<                                                                                 4,819,909
         43,699    WASHINGTON MUTUAL INCORPORATED<<                                                                       1,863,325
        164,161    WELLS FARGO & COMPANY##                                                                                5,773,542
         37,979    WESTERN UNION COMPANY                                                                                    791,103

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
          5,406    ZIONS BANCORPORATION                                                                             $       415,775

                                                                                                                         63,813,458
                                                                                                                    ---------------
E-COMMERCE/SERVICES - 0.09%
         15,287    AMAZON.COM INCORPORATED<<+                                                                             1,045,784
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.39%
          6,949    DARDEN RESTAURANTS INCORPORATED                                                                          305,687
         58,683    MCDONALD'S CORPORATION                                                                                 2,978,749
          4,288    WENDY'S INTERNATIONAL INCORPORATED<<                                                                     157,584
         25,746    YUM! BRANDS INCORPORATED                                                                                 842,409

                                                                                                                          4,284,429
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.04%
          6,878    APOLLO GROUP INCORPORATED CLASS A+                                                                       401,882
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.34%
         32,814    AES CORPORATION+                                                                                         717,970
          8,145    ALLEGHENY ENERGY INCORPORATED+                                                                           421,422
         12,548    ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    168,896
         10,138    AMEREN CORPORATION<<                                                                                     496,863
         19,600    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             882,784
         15,767    CENTERPOINT ENERGY INCORPORATED<<                                                                        274,346
         16,831    CITIZENS COMMUNICATIONS COMPANY                                                                          257,009
         11,034    CMS ENERGY CORPORATION                                                                                   189,785
         13,296    CONSOLIDATED EDISON INCORPORATED                                                                         599,916
          8,881    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  774,157
         17,219    DOMINION RESOURCES INCORPORATED                                                                        1,486,172
          8,654    DTE ENERGY COMPANY                                                                                       417,296
         61,907    DUKE ENERGY CORPORATION<<                                                                              1,132,898
         19,774    DYNEGY INCORPORATED CLASS A+                                                                             186,667
         16,014    EDISON INTERNATIONAL                                                                                     898,706
         34,419    EL PASO CORPORATION                                                                                      593,039
          9,696    ENTERGY CORPORATION                                                                                    1,040,866
         33,063    EXELON CORPORATION                                                                                     2,400,374
         14,983    FIRSTENERGY CORPORATION                                                                                  969,850
         19,976    FPL GROUP INCORPORATED                                                                                 1,133,438
          3,720    INTEGRYS ENERGY GROUP INCORPORATED                                                                       188,716
          8,639    KEYSPAN CORPORATION                                                                                      362,665
          2,213    NICOR INCORPORATED                                                                                        94,982
         13,471    NISOURCE INCORPORATED                                                                                    278,984
         17,277    PG&E CORPORATION                                                                                         782,648
          4,927    PINNACLE WEST CAPITAL CORPORATION                                                                        196,341
         18,928    PPL CORPORATION                                                                                          885,641
         12,494    PROGRESS ENERGY INCORPORATED                                                                             569,601
         12,424    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                         1,090,579
          8,474    QUESTAR CORPORATION                                                                                      447,851
         12,967    SEMPRA ENERGY                                                                                            768,035
         31,056    SPECTRA ENERGY CORPORATION                                                                               806,214
         10,302    TECO ENERGY INCORPORATED                                                                                 176,988
         36,954    THE SOUTHERN COMPANY<<                                                                                 1,267,153
         22,569    TXU CORPORATION<<                                                                                      1,518,894
         25,433    WASTE MANAGEMENT INCORPORATED                                                                            993,159
         20,099    XCEL ENERGY INCORPORATED                                                                                 411,427

                                                                                                                         25,882,332
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.63%
         27,056    ADVANCED MICRO DEVICES INCORPORATED<<+                                                                   386,901
         17,452    ALTERA CORPORATION                                                                                       386,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         16,078    ANALOG DEVICES INCORPORATED                                                                      $       605,176
         22,869    BROADCOM CORPORATION CLASS A+                                                                            668,918
          4,197    CIENA CORPORATION<<+                                                                                     151,638
          8,997    COOPER INDUSTRIES LIMITED CLASS A                                                                        513,639
         39,090    EMERSON ELECTRIC COMPANY                                                                               1,829,412
        505,701    GENERAL ELECTRIC COMPANY                                                                              19,358,234
          3,202    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             373,994
          8,809    JABIL CIRCUIT INCORPORATED                                                                               194,415
         10,380    JDS UNIPHASE CORPORATION<<+                                                                              139,403
          9,418    KLA-TENCOR CORPORATION<<                                                                                 517,519
          6,141    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 598,072
         12,476    LINEAR TECHNOLOGY CORPORATION<<                                                                          451,382
         37,865    LSI LOGIC CORPORATION<<+                                                                                 284,366
         15,763    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   526,642
         11,029    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  674,092
         37,177    MICRON TECHNOLOGY INCORPORATED<<+                                                                        465,828
          6,981    MOLEX INCORPORATED                                                                                       209,500
        113,772    MOTOROLA INCORPORATED                                                                                  2,013,764
         13,714    NATIONAL SEMICONDUCTOR CORPORATION                                                                       387,695
         18,238    NETWORK APPLIANCE INCORPORATED+                                                                          532,550
          6,210    NOVELLUS SYSTEMS INCORPORATED+                                                                           176,178
         17,838    NVIDIA CORPORATION+                                                                                      736,888
          7,818    QLOGIC CORPORATION+                                                                                      130,170
         81,927    QUALCOMM INCORPORATED                                                                                  3,554,813
          8,225    ROCKWELL COLLINS INCORPORATED                                                                            581,014
         21,518    TELLABS INCORPORATED+                                                                                    231,534
         70,472    TEXAS INSTRUMENTS INCORPORATED                                                                         2,651,861
          3,879    WHIRLPOOL CORPORATION<<                                                                                  431,357
         14,642    XILINX INCORPORATED<<                                                                                    391,966

                                                                                                                         40,155,134
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.17%
          4,334    FLUOR CORPORATION                                                                                        482,678
         11,304    MOODY'S CORPORATION                                                                                      703,109
         16,708    PAYCHEX INCORPORATED                                                                                     653,617

                                                                                                                          1,839,404
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
          5,018    BALL CORPORATION                                                                                         266,807
          7,508    FORTUNE BRANDS INCORPORATED<<                                                                            618,434
         20,249    ILLINOIS TOOL WORKS INCORPORATED                                                                       1,097,293
          2,849    SNAP-ON INCORPORATED                                                                                     143,903

                                                                                                                          2,126,437
                                                                                                                    ---------------
FINANCIAL SERVICES - 0.02%
          9,113    JANUS CAPITAL GROUP INCORPORATED<<                                                                       253,706
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 2.07%
         37,346    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,947,967
         32,084    ARCHER DANIELS MIDLAND COMPANY                                                                         1,061,660
         10,664    CAMPBELL SOUP COMPANY                                                                                    413,870
         13,711    COCA-COLA ENTERPRISES INCORPORATED                                                                       329,064
         24,482    CONAGRA FOODS INCORPORATED                                                                               657,587
          9,496    CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                             230,563
         17,025    GENERAL MILLS INCORPORATED                                                                               994,601
         15,967    H.J. HEINZ COMPANY                                                                                       757,953
          5,730    HERCULES INCORPORATED<<                                                                                  112,595
         12,312    KELLOGG COMPANY                                                                                          637,638
         78,848    KRAFT FOODS INCORPORATED CLASS A                                                                       2,779,392

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
          6,399    MCCORMICK & COMPANY INCORPORATED                                                                 $       244,314
          2,327    MOLSON COORS BREWING COMPANY                                                                             215,154
          6,466    PEPSI BOTTLING GROUP INCORPORATED                                                                        217,775
         80,067    PEPSICO INCORPORATED                                                                                   5,192,345
         36,107    SARA LEE CORPORATION                                                                                     628,262
         98,778    THE COCA-COLA COMPANY                                                                                  5,167,077
          8,426    THE HERSHEY COMPANY                                                                                      426,524
         12,426    TYSON FOODS INCORPORATED CLASS A                                                                         286,295
         10,597    WM. WRIGLEY JR. COMPANY                                                                                  586,120

                                                                                                                         22,886,756
                                                                                                                    ---------------
FOOD STORES - 0.27%
         34,798    KROGER COMPANY                                                                                           978,868
         21,706    SAFEWAY INCORPORATED                                                                                     738,655
         36,411    STARBUCKS CORPORATION<<+                                                                                 955,425
          6,948    WHOLE FOODS MARKET INCORPORATED<<                                                                        266,108

                                                                                                                          2,939,056
                                                                                                                    ---------------
FORESTRY - 0.08%
         10,612    WEYERHAEUSER COMPANY                                                                                     837,605
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.10%
          8,707    LEGGETT & PLATT INCORPORATED                                                                             191,989
         18,565    MASCO CORPORATION                                                                                        528,546
         13,708    NEWELL RUBBERMAID INCORPORATED                                                                           403,426

                                                                                                                          1,123,961
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.10%
          5,381    BIG LOTS INCORPORATED<<+                                                                                 158,309
         15,477    DOLLAR GENERAL CORPORATION                                                                               339,256
          7,412    FAMILY DOLLAR STORES INCORPORATED                                                                        254,380
         11,058    JC PENNEY COMPANY INCORPORATED                                                                           800,378
         22,592    MACY'S INCORPORATED                                                                                      898,710
          4,047    SEARS HOLDINGS CORPORATION+                                                                              685,967
         41,853    TARGET CORPORATION                                                                                     2,661,851
         22,358    TJX COMPANIES INCORPORATED                                                                               614,845
        119,157    WAL-MART STORES INCORPORATED                                                                           5,732,643

                                                                                                                         12,146,339
                                                                                                                    ---------------
HEALTH SERVICES - 0.21%
         18,906    CARDINAL HEALTH INCORPORATED                                                                           1,335,520
          5,780    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              452,343
          3,596    MANOR CARE INCORPORATED                                                                                  234,783
         23,250    TENET HEALTHCARE CORPORATION<<+                                                                          151,358
          5,039    WATSON PHARMACEUTICALS INCORPORATED+                                                                     163,919

                                                                                                                          2,337,923
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 0.71%
          4,775    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                      240,756
         10,957    ARCHSTONE-SMITH TRUST<<                                                                                  647,668
          3,914    AVALONBAY COMMUNITIES INCORPORATED                                                                       465,296
          5,849    BOSTON PROPERTIES INCORPORATED                                                                           597,358
          6,141    DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                323,692
         14,291    EQUITY RESIDENTIAL<<                                                                                     652,098
         12,047    GENERAL GROWTH PROPERTIES INCORPORATED                                                                   637,889
         25,660    HOST HOTELS & RESORTS INCORPORATED                                                                       593,259

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         11,148    KIMCO REALTY CORPORATION                                                                         $       424,404
          8,688    PLUM CREEK TIMBER COMPANY                                                                                361,942
         12,612    PROLOGIS                                                                                                 717,623
          6,033    PUBLIC STORAGE INCORPORATED<<                                                                            463,455
         10,980    SIMON PROPERTY GROUP INCORPORATED<<                                                                    1,021,579
          6,419    VORNADO REALTY TRUST<<                                                                                   705,063

                                                                                                                          7,852,082
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.14%
         13,462    BED BATH & BEYOND INCORPORATED+                                                                          484,497
         19,898    BEST BUY COMPANY INCORPORATED                                                                            928,640
          6,797    CIRCUIT CITY STORES INCORPORATED                                                                         102,499

                                                                                                                          1,515,636
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.21%
         19,157    HILTON HOTELS CORPORATION<<                                                                              641,185
         16,141    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              697,937
         10,573    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         709,131
          8,960    WYNDHAM WORLDWIDE CORPORATION+                                                                           324,897

                                                                                                                          2,373,150
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.26%
         35,400    3M COMPANY                                                                                             3,072,366
          8,643    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 509,764
         42,515    APPLE INCORPORATED+                                                                                    5,188,531
         67,928    APPLIED MATERIALS INCORPORATED                                                                         1,349,729
         15,745    BAKER HUGHES INCORPORATED                                                                              1,324,627
          3,242    BLACK & DECKER CORPORATION                                                                               286,301
         31,477    CATERPILLAR INCORPORATED                                                                               2,464,649
          5,125    CUMMINS INCORPORATED                                                                                     518,701
         11,058    DEERE & COMPANY                                                                                        1,335,143
        111,658    DELL INCORPORATED+                                                                                     3,187,836
         10,047    DOVER CORPORATION                                                                                        513,904
          7,201    EATON CORPORATION                                                                                        669,693
        103,146    EMC CORPORATION                                                                                        1,866,943
        128,728    HEWLETT-PACKARD COMPANY                                                                                5,743,843
         14,826    INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                 812,761
        285,583    INTEL CORPORATION                                                                                      6,785,452
         67,145    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                          7,067,011
          4,648    LEXMARK INTERNATIONAL INCORPORATED+                                                                      229,193
          8,730    NATIONAL OILWELL VARCO INCORPORATED+                                                                     910,015
          6,026    PALL CORPORATION                                                                                         277,136
          5,693    PARKER HANNIFIN CORPORATION                                                                              557,402
         10,796    PITNEY BOWES INCORPORATED                                                                                505,469
         11,217    SANDISK CORPORATION<<+                                                                                   548,960
          9,854    SMITH INTERNATIONAL INCORPORATED                                                                         577,839
         44,437    SOLECTRON CORPORATION+                                                                                   163,528
          4,098    STANLEY WORKS<<                                                                                          248,749
          5,067    TEREX CORPORATION+                                                                                       411,947

                                                                                                                         47,127,492
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.22%
         14,432    AON CORPORATION                                                                                          614,948
          8,259    HUMANA INCORPORATED<<+                                                                                   503,056
         27,300    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  843,024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
         16,850    UNUMPROVIDENT CORPORATION<<                                                                      $       439,954

                                                                                                                          2,400,982
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.36%
         16,002    ACE LIMITED                                                                                            1,000,445
         25,383    AETNA INCORPORATED                                                                                     1,253,920
         24,043    AFLAC INCORPORATED<<                                                                                   1,235,810
         29,856    ALLSTATE CORPORATION                                                                                   1,836,443
          5,010    AMBAC FINANCIAL GROUP INCORPORATED                                                                       436,822
        127,516    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              8,929,945
          4,877    ASSURANT INCORPORATED                                                                                    287,353
         19,734    CHUBB CORPORATION                                                                                      1,068,399
         14,146    CIGNA CORPORATION                                                                                        738,704
          8,438    CINCINNATI FINANCIAL CORPORATION                                                                         366,214
         20,562    GENWORTH FINANCIAL INCORPORATED                                                                          707,333
         15,565    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         1,533,308
         13,308    LINCOLN NATIONAL CORPORATION                                                                             944,203
         21,909    LOEWS CORPORATION                                                                                      1,116,921
          6,429    MBIA INCORPORATED<<                                                                                      400,012
         36,452    METLIFE INCORPORATED                                                                                   2,350,425
          4,083    MGIC INVESTMENT CORPORATION                                                                              232,159
         13,162    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   767,213
         36,188    PROGRESSIVE CORPORATION                                                                                  865,979
         22,984    PRUDENTIAL FINANCIAL INCORPORATED                                                                      2,234,734
          5,219    SAFECO CORPORATION                                                                                       324,935
         32,638    THE TRAVELERS COMPANIES INCORPORATED                                                                   1,746,133
          4,694    TORCHMARK CORPORATION                                                                                    314,498
         65,868    UNITEDHEALTH GROUP INCORPORATED                                                                        3,368,490
         30,163    WELLPOINT INCORPORATED+                                                                                2,407,912
          9,139    XL CAPITAL LIMITED CLASS A<<                                                                             770,326

                                                                                                                         37,238,636
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.08%
         18,242    COACH INCORPORATED+                                                                                      864,488
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.80%
         19,462    AGILENT TECHNOLOGIES INCORPORATED+                                                                       748,119
          9,022    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             275,532
          2,670    BAUSCH & LOMB INCORPORATED<<                                                                             185,405
         12,041    BECTON DICKINSON & COMPANY                                                                               897,055
         58,323    BOSTON SCIENTIFIC CORPORATION+                                                                           894,675
          5,076    C.R. BARD INCORPORATED                                                                                   419,430
         11,702    DANAHER CORPORATION                                                                                      883,501
         14,141    EASTMAN KODAK COMPANY<<                                                                                  393,544
          2,653    MILLIPORE CORPORATION<<+                                                                                 199,214
          5,886    PERKINELMER INCORPORATED                                                                                 153,389
          7,766    QUEST DIAGNOSTICS INCORPORATED                                                                           401,114
         21,817    RAYTHEON COMPANY                                                                                       1,175,718
          7,754    ROCKWELL AUTOMATION INCORPORATED                                                                         538,438
          4,016    TEKTRONIX INCORPORATED                                                                                   135,500
          9,325    TERADYNE INCORPORATED+                                                                                   163,934
         20,739    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 1,072,621
          4,959    WATERS CORPORATION+                                                                                      294,366

                                                                                                                          8,831,555
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 0.35%
         56,603    MEDTRONIC INCORPORATED                                                                                 2,935,432
         16,629    ST. JUDE MEDICAL INCORPORATED+                                                                           689,937

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEDICAL EQUIPMENT & SUPPLIES (continued)
          6,265    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                             $       266,325

                                                                                                                          3,891,694
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 0.20%
          7,684    COVENTRY HEALTH CARE INCORPORATED+                                                                       442,983
         13,390    EXPRESS SCRIPTS INCORPORATED<<+                                                                          669,634
         13,769    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   1,073,844

                                                                                                                          2,186,461
                                                                                                                    ---------------
MEDICAL PRODUCTS - 0.46%
         15,114    ALLERGAN INCORPORATED                                                                                    871,171
         32,024    BAXTER INTERNATIONAL INCORPORATED                                                                      1,804,232
         12,066    BIOMET INCORPORATED                                                                                      551,658
         14,678    STRYKER CORPORATION<<                                                                                    926,035
         11,638    ZIMMER HOLDINGS INCORPORATED+                                                                            987,950

                                                                                                                          5,141,046
                                                                                                                    ---------------
METAL MINING - 0.22%
         18,453    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    1,528,277
         22,173    NEWMONT MINING CORPORATION                                                                               866,077

                                                                                                                          2,394,354
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
          4,683    VULCAN MATERIALS COMPANY                                                                                 536,391
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.40%
          7,833    HASBRO INCORPORATED                                                                                      246,035
         19,334    MATTEL INCORPORATED                                                                                      488,957
          6,721    TIFFANY & COMPANY                                                                                        356,616
         97,445    TYCO INTERNATIONAL LIMITED                                                                             3,292,667

                                                                                                                          4,384,275
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 0.71%
         21,954    COSTCO WHOLESALE CORPORATION                                                                           1,284,748
         75,868    CVS CAREMARK CORPORATION                                                                               2,765,389
          2,993    DILLARD'S INCORPORATED CLASS A                                                                           107,538
         13,590    OFFICE DEPOT INCORPORATED+                                                                               411,777
          3,703    OFFICEMAX INCORPORATED                                                                                   145,528
          6,663    RADIOSHACK CORPORATION<<                                                                                 220,812
         35,156    STAPLES INCORPORATED                                                                                     834,252
         49,194    WALGREEN COMPANY                                                                                       2,141,907

                                                                                                                          7,911,951
                                                                                                                    ---------------
MOTION PICTURES - 0.87%
        114,489    NEWS CORPORATION CLASS A                                                                               2,428,312
        186,069    TIME WARNER INCORPORATED                                                                               3,914,892
         97,404    WALT DISNEY COMPANY                                                                                    3,325,373

                                                                                                                          9,668,577
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.50%
         15,129    FEDEX CORPORATION                                                                                      1,678,865

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
         52,056    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                       $     3,800,088

                                                                                                                          5,478,953
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.18%
         58,424    AMERICAN EXPRESS COMPANY                                                                               3,574,380
         20,311    CAPITAL ONE FINANCIAL CORPORATION<<                                                                    1,593,195
          9,426    CIT GROUP INCORPORATED                                                                                   516,828
         29,167    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                    1,060,220
         47,828    FANNIE MAE                                                                                             3,124,603
         32,517    FREDDIE MAC                                                                                            1,973,782
         20,222    SLM CORPORATION                                                                                        1,164,383

                                                                                                                         13,007,391
                                                                                                                    ---------------
OFFICE EQUIPMENT - 0.08%
         46,074    XEROX CORPORATION+                                                                                       851,448
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 1.84%
         22,803    ANADARKO PETROLEUM CORPORATION<<                                                                       1,185,528
         16,277    APACHE CORPORATION                                                                                     1,328,040
         14,418    BJ SERVICES COMPANY                                                                                      410,048
         20,126    CHESAPEAKE ENERGY CORPORATION                                                                            696,360
         21,864    DEVON ENERGY CORPORATION                                                                               1,711,733
          7,328    ENSCO INTERNATIONAL INCORPORATED                                                                         447,081
         12,022    EOG RESOURCES INCORPORATED<<                                                                             878,327
         44,929    HALLIBURTON COMPANY<<                                                                                  1,550,051
         13,837    NABORS INDUSTRIES LIMITED+                                                                               461,879
          6,587    NOBLE CORPORATION                                                                                        642,364
         40,985    OCCIDENTAL PETROLEUM CORPORATION                                                                       2,372,212
          5,438    ROWAN COMPANIES INCORPORATED                                                                             222,849
         57,930    SCHLUMBERGER LIMITED                                                                                   4,920,574
         14,163    TRANSOCEAN INCORPORATED+                                                                               1,500,995
         16,579    WEATHERFORD INTERNATIONAL LIMITED+                                                                       915,824
         18,844    XTO ENERGY INCORPORATED                                                                                1,132,504

                                                                                                                         20,376,369
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.17%
          5,141    BEMIS COMPANY INCORPORATED                                                                               170,578
         21,409    INTERNATIONAL PAPER COMPANY<<                                                                            836,021
          9,066    MEADWESTVACO CORPORATION                                                                                 320,211
          6,408    PACTIV CORPORATION+                                                                                      204,351
          5,201    TEMPLE-INLAND INCORPORATED                                                                               320,018

                                                                                                                          1,851,179
                                                                                                                    ---------------
PERSONAL SERVICES - 0.06%
          6,628    CINTAS CORPORATION                                                                                       261,342
         15,873    H & R BLOCK INCORPORATED                                                                                 370,952

                                                                                                                            632,294
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.02%
          2,746    ASHLAND INCORPORATED                                                                                     175,607
        105,643    CHEVRON CORPORATION<<                                                                                  8,899,366
         80,336    CONOCOPHILLIPS                                                                                         6,306,376
        276,896    EXXON MOBIL CORPORATION                                                                               23,226,036
         13,412    HESS CORPORATION                                                                                         790,772
         33,716    MARATHON OIL CORPORATION                                                                               2,021,611
          9,247    MURPHY OIL CORPORATION                                                                                   549,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
          5,969    SUNOCO INCORPORATED                                                                              $       475,610
         26,984    VALERO ENERGY CORPORATION                                                                              1,993,038

                                                                                                                         44,438,058
                                                                                                                    ---------------
PIPELINES - 0.08%
         29,436    WILLIAMS COMPANIES INCORPORATED                                                                          930,766
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.41%
         42,740    ALCOA INCORPORATED                                                                                     1,732,252
          5,021    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      526,602
         14,829    NUCOR CORPORATION                                                                                        869,721
          6,763    PRECISION CASTPARTS CORPORATION                                                                          820,758
          5,815    UNITED STATES STEEL CORPORATION<<                                                                        632,381

                                                                                                                          4,581,714
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.51%
         36,007    CBS CORPORATION CLASS B                                                                                1,199,753
          3,212    DOW JONES & COMPANY INCORPORATED                                                                         184,529
          4,097    E.W. SCRIPPS COMPANY CLASS A                                                                             187,192
         11,534    GANNETT COMPANY INCORPORATED                                                                             633,793
         16,869    MCGRAW-HILL COMPANIES INCORPORATED                                                                     1,148,442
          1,914    MEREDITH CORPORATION                                                                                     117,902
          7,073    NEW YORK TIMES COMPANY CLASS A<<                                                                         179,654
         10,818    RR DONNELLEY & SONS COMPANY                                                                              470,691
          4,153    TRIBUNE COMPANY                                                                                          122,098
         33,873    VIACOM INCORPORATED CLASS B<<+                                                                         1,410,133

                                                                                                                          5,654,187
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.45%
         17,504    BURLINGTON NORTHERN SANTA FE CORPORATION                                                               1,490,291
         21,487    CSX CORPORATION                                                                                          968,634
         19,328    NORFOLK SOUTHERN CORPORATION                                                                           1,016,073
         13,308    UNION PACIFIC CORPORATION                                                                              1,532,416

                                                                                                                          5,007,414
                                                                                                                    ---------------
REAL ESTATE - 0.03%
          9,216    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             336,384
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
          7,940    SEALED AIR CORPORATION                                                                                   246,299
         10,140    THE GOODYEAR TIRE & RUBBER COMPANY<<+                                                                    352,466

                                                                                                                            598,765
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.87%
         11,563    AMERIPRISE FINANCIAL INCORPORATED                                                                        735,060
          5,850    BEAR STEARNS COMPANIES INCORPORATED<<                                                                    819,000
         49,735    CHARLES SCHWAB CORPORATION                                                                             1,020,562
          1,745    CME GROUP INCORPORATED<<                                                                                 932,458
         20,982    E*TRADE FINANCIAL CORPORATION+                                                                           463,492
          4,353    FEDERATED INVESTORS INCORPORATED CLASS B                                                                 166,850
          8,098    FRANKLIN RESOURCES INCORPORATED                                                                        1,072,742
         20,077    GOLDMAN SACHS GROUP INCORPORATED                                                                       4,351,690
          6,464    LEGG MASON INCORPORATED                                                                                  635,928
         26,180    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  1,950,934
         42,803    MERRILL LYNCH & COMPANY INCORPORATED                                                                   3,577,475
         51,804    MORGAN STANLEY                                                                                         4,345,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
         13,056    T. ROWE PRICE GROUP INCORPORATED                                                                 $       677,476

                                                                                                                         20,748,987
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.18%
         77,308    CORNING INCORPORATED+                                                                                  1,975,219
                                                                                                                    ---------------
TOBACCO PRODUCTS - 0.74%
        103,382    ALTRIA GROUP INCORPORATED                                                                              7,251,213
          8,410    REYNOLDS AMERICAN INCORPORATED<<                                                                         548,332
          7,872    UST INCORPORATED                                                                                         422,805

                                                                                                                          8,222,350
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.05%
         38,380    SOUTHWEST AIRLINES COMPANY                                                                               572,246
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 1.89%
         38,703    BOEING COMPANY                                                                                         3,721,680
          4,441    BRUNSWICK CORPORATION<<                                                                                  144,910
         92,416    FORD MOTOR COMPANY<<                                                                                     870,559
         19,898    GENERAL DYNAMICS CORPORATION                                                                           1,556,422
         27,808    GENERAL MOTORS CORPORATION                                                                             1,051,142
          8,374    GENUINE PARTS COMPANY                                                                                    415,350
          6,152    GOODRICH CORPORATION                                                                                     366,413
         12,659    HARLEY-DAVIDSON INCORPORATED                                                                             754,603
         38,326    HONEYWELL INTERNATIONAL INCORPORATED                                                                   2,156,987
          8,932    ITT CORPORATION                                                                                          609,877
          9,698    JOHNSON CONTROLS INCORPORATED                                                                          1,122,737
         17,443    LOCKHEED MARTIN CORPORATION                                                                            1,641,910
         16,963    NORTHROP GRUMMAN CORPORATION                                                                           1,320,909
         12,205    PACCAR INCORPORATED<<                                                                                  1,062,323
          6,166    TEXTRON INCORPORATED                                                                                     678,938
         48,879    UNITED TECHNOLOGIES CORPORATION                                                                        3,466,987

                                                                                                                         20,941,747
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.04%
          8,413    C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     441,851
                                                                                                                    ---------------
TRAVEL & RECREATION - 0.10%
         21,745    CARNIVAL CORPORATION<<                                                                                 1,060,504
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.40%
          9,392    AMERISOURCEBERGEN CORPORATION                                                                            464,622
          3,873    BROWN-FORMAN CORPORATION CLASS B                                                                         283,039
          6,389    DEAN FOODS COMPANY+                                                                                      203,617
         14,519    MCKESSON CORPORATION                                                                                     865,913
         18,635    NIKE INCORPORATED CLASS B                                                                              1,086,234
         10,214    SUPERVALU INCORPORATED                                                                                   473,112
         30,374    SYSCO CORPORATION                                                                                      1,002,038

                                                                                                                          4,378,575
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.19%
         22,420    KIMBERLY-CLARK CORPORATION                                                                             1,499,674
          6,839    PATTERSON COMPANIES INCORPORATED+                                                                        254,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
          3,491    W.W. GRAINGER INCORPORATED                                                                       $       324,838

                                                                                                                          2,079,402
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $529,612,710)                                                                                 656,894,217
                                                                                                                    ---------------
PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING - 46.98%

COLLATERAL INVESTED IN OTHER ASSETS - 46.98%
$     1,358,051    AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                              5.40%        11/21/2007          1,358,526
         14,939    AMERICAN GENERAL FINANCE CORPORATION+/-                               5.48         01/18/2008             14,948
        112,718    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    5.31         07/10/2007            112,717
        135,805    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    5.46         09/27/2007            135,868
      5,432,205    ATLAS CAPITAL FUNDING CORPORATION+/-++                                5.31         04/25/2008          5,431,064
      3,395,128    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.36         10/25/2007          3,395,467
      7,969,723    ATOMIUM FUNDING CORPORATION                                           5.28         07/26/2007          7,941,829
      2,716,102    ATOMIUM FUNDING CORPORATION++                                         5.28         08/07/2007          2,701,870
      2,572,421    ATOMIUM FUNDING CORPORATION                                           5.29         08/15/2007          2,555,957
      7,605,087    BEAR STEARNS & COMPANY INCORPORATED+/-                                5.45         08/22/2007          7,605,087
      3,395,128    BEAR STEARNS & COMPANY INCORPORATED+/-                                5.46         10/05/2007          3,395,128
        699,396    BEAR STEARNS & COMPANY INCORPORATED+/-                                5.95         09/27/2007            700,389
      6,790,256    BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT  - 102% COLLATERALIZED (MATURITY VALUE $6,793,328)          5.43         07/02/2007          6,790,256
     12,222,461    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                   102% COLLATERALIZED  (MATURITY VALUE $12,227,991)                     5.43         07/02/2007         12,222,461
      6,552,597    BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                     5.50         10/03/2007          6,554,235
         96,965    BETA FINANCE INCORPORATED                                             5.29         07/16/2007             96,767
      2,037,077    BETA FINANCE INCORPORATED SERIES MTN+/-++                             5.32         07/17/2007          2,037,077
      4,074,154    BNP PARIBAS+/-                                                        5.33         05/07/2008          4,073,746
     10,864,409    BNP PARIBAS REPURCHASE AGREEMENT  - 102% COLLATERALIZED
                   (MATURITY VALUE $10,869,326)                                          5.43         07/02/2007         10,864,409
      4,753,179    BUCKINGHAM III CDO LLC                                                5.35         08/21/2007          4,718,576
      4,074,154    BUCKINGHAM III CDO LLC                                                5.39         09/17/2007          4,028,482
      2,607,458    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/11/2007          2,604,042
      3,395,128    CAIRN HIGH GRADE FUNDING I LLC++                                      5.28         07/19/2007          3,386,708
        740,138    CAIRN HIGH GRADE FUNDING I LLC++                                      5.30         07/17/2007            738,517
        543,220    CAIRN HIGH GRADE FUNDING I LLC++                                      5.35         07/06/2007            542,905
         52,964    CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                         5.43         08/20/2007             52,970
      2,308,687    CEDAR SPRINGS CAPITAL COMPANY                                         5.26         07/10/2007          2,305,986
      4,129,426    CEDAR SPRINGS CAPITAL COMPANY++                                       5.29         08/07/2007          4,107,788
        679,026    CHARTA LLC                                                            5.28         07/12/2007            678,034
      2,716,102    CHEYNE FINANCE LLC                                                    5.22         07/17/2007          2,710,154
      2,716,102    CHEYNE FINANCE LLC                                                    5.22         07/18/2007          2,709,774
      3,870,446    CHEYNE FINANCE LLC+/-++                                               5.31         02/25/2008          3,870,214
      1,358,051    CIT GROUP INCORPORATED+/-                                             5.43         12/19/2007          1,358,105
     29,187,792    CITIGROUP REPURCHASE AGREEMENT  - 102% COLLATERALIZED
                   (MATURITY VALUE $29,200,999)                                          5.43         07/02/2007         29,187,792
     53,046,049    COBBLER FUNDING LIMITED++                                             5.20         10/25/2007         52,159,649
      3,395,128    COBBLER FUNDING LIMITED++                                             5.28         07/25/2007          3,383,754
      1,917,025    COBBLER FUNDING LIMITED                                               5.28         07/30/2007          1,909,204
        543,220    COMERICA BANK+/-                                                      5.33         07/20/2007            543,243
      5,160,594    CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                  5.33         07/16/2007          5,150,067
        310,994    CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-           5.73         10/29/2007            311,513
      8,355,410    DEER VALLEY FUNDING LLC++                                             5.30         07/11/2007          8,344,464
      2,716,102    DEER VALLEY FUNDING LLC++                                             5.30         07/13/2007          2,711,757
      4,074,154    DEER VALLEY FUNDING LLC                                               5.33         07/16/2007          4,065,842
        679,026    DEER VALLEY FUNDING LLC                                               5.34         07/20/2007            677,247
      6,790,256    DEER VALLEY FUNDING LLC                                               5.34         07/26/2007          6,766,490
      4,753,179    FAIRWAY FINANCE CORPORATION++                                         5.42         07/09/2007          4,748,331
        882,733    FCAR OWNER TRUST SERIES II                                            5.24         07/20/2007            880,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    18,200,060    FIRST BOSTON REPURCHASE AGREEMENT  - 102% COLLATERALIZED
                   (MATURITY VALUE $18,208,280)                                          5.42%        07/02/2007    $    18,200,060
        135,805    FIVE FINANCE INCORPORATED+/-++                                        5.33         09/13/2007            135,823
      2,172,882    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.40         06/16/2008          2,172,882
      4,072,795    GEORGE STREET FINANCE LLC++                                           5.32         07/13/2007          4,066,279
      6,247,035    GEORGE STREET FINANCE LLC++                                           5.33         07/12/2007          6,237,915
      3,395,128    GERMAN RESIDENTIAL FUNDING+/-++                                       5.34         08/22/2007          3,395,128
      3,395,128    GERMAN RESIDENTIAL FUNDING+/-++                                       5.34         08/22/2007          3,395,128
      9,144,166    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.30         07/19/2007          9,121,488
      5,262,856    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.31         07/17/2007          5,251,330
      1,358,051    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/07/2007          1,350,935
      3,395,128    HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                      5.32         08/08/2007          3,376,828
      4,184,699    HUDSON-THAMES LLC                                                     5.22         07/16/2007          4,176,162
     21,039,284    HUDSON-THAMES LLC                                                     5.25         08/06/2007         20,932,195
      4,753,179    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         5.39         07/16/2008          4,753,179
      6,518,646    KEEL CAPITAL INCORPORATED++                                           5.33         07/18/2007          6,503,457
      4,888,984    KESTREL FUNDING US LLC+/-++                                           5.29         02/25/2008          4,889,082
      2,739,461    KLIO FUNDING CORPORATION++                                            5.27         07/24/2007          2,730,667
        801,250    KLIO III FUNDING CORPORATION++                                        5.27         07/23/2007            798,798
      3,123,518    KLIO III FUNDING CORPORATION++                                        5.27         07/24/2007          3,113,491
      5,003,604    KLIO III FUNDING CORPORATION++                                        5.28         07/13/2007          4,995,598
      2,444,492    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.29         07/03/2007          2,444,125
      3,112,789    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.31         07/11/2007          3,108,711
        336,797    LIBERTY HARBOUR CDO II LIMITED                                        5.31         07/17/2007            336,059
     13,043,946    LIBERTY HARBOUR CDO II LIMITED                                        5.36         07/11/2007         13,026,858
        339,513    LIBERTY LIGHT US CAPITAL+/-++                                         5.35         11/21/2007            339,632
      2,434,307    LIBERTY STREET FUNDING CORPORATION++                                  5.31         07/25/2007          2,426,152
        203,708    LIQUID FUNDING LIMITED++                                              5.24         07/16/2007            203,292
      4,888,984    LIQUID FUNDING LIMITED                                                5.26         07/30/2007          4,869,037
      6,790,256    LIQUID FUNDING LIMITED+/-++                                           5.29         08/15/2007          6,746,798
     10,185,384    LIQUID FUNDING LIMITED+/-++                                           5.33         06/11/2008         10,182,837
        135,805    M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                             5.33         02/15/2008            135,804
        101,854    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                   5.60         01/02/2008            101,991
         23,087    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                   5.39         08/24/2007             23,088
        407,415    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                   5.47         08/27/2007            407,521
      3,395,128    METLIFE GLOBAL FUNDING I+/-++                                         5.31         02/22/2008          3,394,992
        291,981    MORGAN STANLEY+/-                                                     5.48         11/09/2007            292,136
      2,088,004    MORGAN STANLEY SERIES EXL+/-                                          5.38         07/15/2008          2,088,192
      3,395,128    NATEXIS BANQUES POPULAIRES+/-++                                       5.35         11/09/2007          3,396,248
      5,357,512    NATIONWIDE BUILDING SOCIETY+/-++                                      5.48         07/20/2007          5,357,833
        339,513    NATIONWIDE BUILDING SOCIETY+/-                                        5.48         07/20/2007            339,605
      6,376,729    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         12/24/2007          6,378,260
      4,074,154    SAINT GERMAIN FUNDING                                                 5.39         07/06/2007          4,071,791
      2,444,492    SEDNA FINANCE INCORPORATED SERIES MTN+/-++                            5.33         10/26/2007          2,444,541
      2,716,102    SLM CORPORATION+/-++                                                  5.32         05/12/2008          2,716,102
        831,127    SLM CORPORATION SERIES MTN1+/-                                        5.57         07/25/2007            830,795
      6,790,256    SOLITAIRE FUNDING LLC++                                               5.29         07/06/2007          6,786,318
      5,432,205    SOUTHERN COMPANY FUNDING CORPORATION                                  5.34         07/24/2007          5,414,767
     32,000,000    STANFIELD VICTORIA FUNDING LLC                                        5.25         07/30/2007         31,869,440
      5,432,205    STANFIELD VICTORIA FUNDING LLC+/-++                                   5.35         04/03/2008          5,434,541
      1,982,755    TANGO FINANCE CORPORATION                                             5.27         07/31/2007          1,974,368
      1,358,051    TEMPUS FUNDING LLC++                                                  5.75         07/02/2007          1,358,051
      2,233,179    TICONDEROGA FUNDING LLC                                               5.44         07/10/2007          2,230,567
     13,580,512    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.57         08/01/2008         13,580,512
      2,610,039    TRAVELERS INSURANCE COMPANY+/-                                        5.39         02/08/2008          2,609,986
        105,656    UBS FINANCE (DELAWARE) LLC                                            5.29         07/16/2007            105,441
      3,229,542    UNICREDITO ITALIANO BANK (IRELAND)                                    5.25         07/31/2007          3,215,881
      3,395,128    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                 5.34         08/08/2008          3,395,875
        733,348    UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.36         12/03/2007            733,557
        230,869    UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                     5.36         12/13/2007            230,562
      1,629,661    VERSAILLES CDS LLC++                                                  5.33         07/26/2007          1,623,958
      2,037,077    VERSAILLES CDS LLC++                                                  5.38         07/31/2007          2,028,460
        407,415    VETRA FINANCE INCORPORATED++                                          5.27         07/30/2007            405,753

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        20,371    WACHOVIA CORPORATION+/-                                               5.41%        07/20/2007    $        20,372
      1,358,051    WESTPAC SECURITIES (NEW ZEALAND) LIMITED                              5.28         07/27/2007          1,353,094
      3,395,128    WHISTLEJACKET CAPITAL LIMITED                                         5.26         07/12/2007          3,390,171
      4,277,861    WORLD OMNI VEHICLE LEASING++                                          5.32         07/13/2007          4,271,017
      8,148,307    WORLD OMNI VEHICLE LEASING++                                          5.35         07/10/2007          8,138,774
      1,806,208    WORLD OMNI VEHICLE LEASING++                                          5.45         07/02/2007          1,806,208
         13,581    WORLD SAVINGS BANK FSB SERIES BKNT+/-                                 5.36         10/19/2007             13,583

                                                                                                                        519,889,910
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $519,889,910)                                                             519,889,910
                                                                                                                    ---------------
US TREASURY SECURITIES - 38.93%

US TREASURY BONDS - 38.93%
     39,465,000    US TREASURY BOND<<                                                    5.25         11/15/2028         39,736,322
     41,420,000    US TREASURY BOND<<                                                    5.25         02/15/2029         41,704,763
     64,197,000    US TREASURY BOND<<                                                    5.38         02/15/2031         65,922,294
     42,205,000    US TREASURY BOND<<                                                    5.50         08/15/2028         43,784,396
     78,904,000    US TREASURY BOND<<                                                    6.13         11/15/2027         87,940,954
     38,673,000    US TREASURY BOND<<                                                    6.13         08/15/2029         43,380,239
     62,630,000    US TREASURY BOND<<                                                    6.25         05/15/2030         71,584,148
     32,191,000    US TREASURY BOND<<                                                    6.38         08/15/2027         36,798,340

                                                                                                                        430,851,456
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $428,231,523)                                                                        430,851,456
                                                                                                                    ---------------
SHARES
SHORT-TERM INVESTMENTS - 1.28%
     13,408,026    WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                          13,408,026
                                                                                                                    ---------------
PRINCIPAL
US TREASURY BILLS - 0.07%
$       305,000    US TREASURY BILL^#                                                    4.76         11/08/2007            299,885
        510,000    US TREASURY BILL^#                                                    4.89         11/08/2007            501,447

                                                                                                                            801,332
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,209,216)                                                                          14,209,358
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,491,943,359)*                                    146.55%                                                   $ 1,621,844,941

OTHER ASSETS AND LIABILITIES, NET                         (46.55)                                                      (515,182,879)
                                                          ------                                                    ---------------

TOTAL NET ASSETS                                          100.00%                                                   $ 1,106,662,062
                                                          ------                                                    ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

##    LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,935,769.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
      $13,408,026.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $   111,311,530
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    67,161,596
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        4,474,253
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        111,340,754
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         111,504,381
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                335,449,825
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              72,521,121
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                    51,004,604
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  50,928,837
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                   51,097,845
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   51,047,363
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                33,589,734
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                 234,568,068
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 507,473,619
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       44,774,114
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                  40,247,260
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    4,427,601
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             40,306,105
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                    144,980,455

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,770,729,057)                                               2,068,209,065
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,770,729,057)                         100.01%                                                               $ 2,068,209,065

OTHER ASSETS AND LIABILITIES, NET              (0.01)                                                                      (282,279)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $ 2,067,926,786
                                              ------                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.85%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    18,137,643
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    10,941,071
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          728,021
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         18,135,638
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          18,168,625
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 54,539,047
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              24,941,934
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     8,417,909
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   8,430,721
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    8,350,062
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    8,373,776
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 5,466,468
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  38,195,102
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 174,298,794
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        7,335,424
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   6,628,354
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      727,452
            N/A    WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                         82,761,917
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              6,583,752
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     49,800,839

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $495,733,680)                                                   550,962,549
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $495,733,680)                            99.85%                                                               $   550,962,549

OTHER ASSETS AND LIABILITIES, NET               0.15                                                                        808,210
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   551,770,759
                                              ------                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.74%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $    17,631,157
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    10,637,683
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          721,634
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                         17,595,622
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                          17,628,815
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 52,924,029
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                               5,378,501
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     8,160,068
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   8,172,953
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    8,098,900
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    8,120,043
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 5,311,142
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  37,102,724
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                  37,616,453
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        7,095,219
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   6,446,609
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      703,917
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              6,427,810
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     10,747,813

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $228,863,481)                                                   266,521,092
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $228,863,481)                            99.74%                                                               $   266,521,092

OTHER ASSETS AND LIABILITIES, NET               0.26                                                                        683,246
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   267,204,338
                                              ------                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.97%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $     9,689,255
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                     5,849,089
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                          383,179
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                          9,653,210
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           9,666,154
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                 29,086,191
            N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                              32,546,732
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                     4,439,411
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   4,453,337
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                    4,441,303
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                    4,446,982
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                 2,913,820
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  20,380,245
            N/A    WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                 227,542,622
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                        3,904,487
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                   3,528,398
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      379,617
            N/A    WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                        147,326,268
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                              3,518,090
            N/A    WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     65,022,752

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $568,294,358)                                                   589,171,142
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $568,294,358)                            99.97%                                                               $   589,171,142

OTHER ASSETS AND LIABILITIES, NET               0.03                                                                        190,056
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   589,361,198
                                              ------                                                                ---------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ALLOCATION FUNDS LOAD

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.96%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $   941,885,957

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $848,651,256)                                                   941,885,957
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $848,651,256)                                       99.96%                                                    $   941,885,957

OTHER ASSETS AND LIABILITIES, NET                          0.04                                                             345,921
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   942,231,878
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
            N/A    WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                              $   108,794,095
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                    65,506,210
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        4,393,050
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        108,940,711
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         109,077,433
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                327,874,298
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                    49,677,240
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  49,618,967
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                   49,702,841
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   49,713,146
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                32,824,250
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                 228,914,441
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       43,606,477
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                  39,199,438
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    4,344,961
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             39,268,438

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $932,109,997)                                                 1,311,455,996
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $932,109,997)                                       99.99%                                                    $ 1,311,455,996

OTHER ASSETS AND LIABILITIES, NET                          0.01                                                             164,410
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,311,620,406
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.82%
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                  $    27,743,598
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                      275,452,328
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                 248,362,826
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   27,476,737
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                            248,874,711

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $719,004,773)                                                   827,910,200
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $719,004,773)                                       99.82%                                                    $   827,910,200

OTHER ASSETS AND LIABILITIES, NET                          0.18                                                           1,458,627
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   829,368,827
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 98.96%
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                  $     2,095,097

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,883,911)                                                       2,095,097
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,883,911)                                         98.96%                                                    $     2,095,097

OTHER ASSETS AND LIABILITIES, NET                          1.04                                                              22,015
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $     2,117,112
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.13%
            N/A    WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                    $   486,736,575

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $614,782,551)                                                   486,736,575
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $614,782,551)                                      100.13%                                                    $   486,736,575

OTHER ASSETS AND LIABILITIES, NET                         (0.13)                                                           (655,481)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   486,081,094
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
            N/A    WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                     $   146,531,848

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $130,012,259)                                                   146,531,848
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $130,012,259)                                       99.99%                                                    $   146,531,848

OTHER ASSETS AND LIABILITIES, NET                          0.01                                                              10,487
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   146,542,335
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.05%
            N/A    WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                               $    27,849,787
            N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                        6,560,623
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                    42,347,577
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  42,251,400
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                   42,250,176
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                   42,330,674
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                 166,619,236
            N/A    WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                       64,856,969
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                  58,480,632
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    6,356,292
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                             58,630,619

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $387,189,266)                                                   558,533,985
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $387,189,266)                                      100.05%                                                    $   558,533,985

OTHER ASSETS AND LIABILITIES, NET                         (0.05)                                                           (291,119)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   558,242,866
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.52%
            N/A    WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                              $   272,150,367

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $237,946,950)                                                   272,150,367
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $237,946,950)                                       99.52%                                                    $   272,150,367

OTHER ASSETS AND LIABILITIES, NET                          0.48                                                           1,302,475
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   273,452,842
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.93%
            N/A    WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                           $    89,967,123

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $78,032,661)                                                     89,967,123
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $78,032,661)                                        99.93%                                                    $    89,967,123

OTHER ASSETS AND LIABILITIES, NET                          0.07                                                              65,217
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $    90,032,340
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.98%
            N/A    WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                             $ 1,920,149,186

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,480,382,654)                                               1,920,149,186
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,480,382,654)                                     99.98%                                                    $ 1,920,149,186

OTHER ASSETS AND LIABILITIES, NET                          0.02                                                             326,751
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,920,475,937
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                             $   522,301,737

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $517,252,869)                                                   522,301,737
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $517,252,869)                                       99.99%                                                    $   522,301,737

OTHER ASSETS AND LIABILITIES, NET                          0.01                                                              42,273
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   522,344,010
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.05%
            N/A    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                              $   454,989,332

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $422,094,674)                                                   454,989,332
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $422,094,674)                                      100.05%                                                    $   454,989,332

OTHER ASSETS AND LIABILITIES, NET                         (0.05)                                                           (247,588)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   454,741,744
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 110.67%
            N/A    WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                        $       231,810

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $221,765)                                                           231,810
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $221,765)                                          110.67%                                                    $       231,810

OTHER ASSETS AND LIABILITIES, NET                        (10.67)                                                            (22,348)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $       209,462
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
            N/A    WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                            $ 2,010,478,767

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,318,025,048)                                               2,010,478,767
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,318,025,048)                                    100.01%                                                    $ 2,010,478,767

OTHER ASSETS AND LIABILITIES, NET                         (0.01)                                                           (147,996)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 2,010,330,771
                                                         ------                                                     ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.
security transactions and income recognition

SECURITY TRANSACTION AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 0.26%
$       330,000    FHLB<<                                                                4.13%        10/19/2007    $        328,764

TOTAL AGENCY NOTES - INTEREST BEARING (COST $329,985)                                                                        328,764
                                                                                                                    ----------------
AGENCY SECURITIES - 4.61%

FEDERAL FARM CREDIT BANK - 0.75%
        974,000    FEDERAL FARM CREDIT BANK<<                                            4.13         07/17/2009             954,276
                                                                                                                    ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.98%
          1,549    FHLMC #170151                                                        10.50         01/01/2016               1,706
        554,482    FHLMC #1J1263+/-                                                      5.87         01/01/2036             556,356
          5,766    FHLMC #254325                                                        10.25         03/01/2015               6,049
        115,955    FHLMC #G11487                                                         8.00         03/01/2016             121,355
        591,618    FHLMC #G18005                                                         5.00         08/01/2019             573,228

                                                                                                                           1,258,694
                                                                                                                    ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.88%
        495,000    FNMA<<                                                                6.00         05/15/2011             508,026
        715,898    FNMA #699932                                                          5.50         04/01/2033             693,627
        281,154    FNMA #725638                                                          5.00         12/01/2018             272,750
        566,257    FNMA #735613<<                                                        6.00         02/01/2035             564,003
      1,128,300    FNMA #863727<<+/-                                                     5.33         01/01/2036           1,131,115
        524,863    FNMA #892283<<+/-                                                     5.86         09/01/2036             527,132

                                                                                                                           3,696,653
                                                                                                                    ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
            183    GNMA #780434                                                          7.50         12/15/2007                 183
                                                                                                                    ----------------

TOTAL AGENCY SECURITIES (COST $5,988,539)                                                                                  5,909,806
                                                                                                                    ----------------
ASSET BACKED SECURITIES - 2.78%
      1,072,000    BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A2         5.30         03/18/2009           1,071,823
        545,000    CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                       5.39         07/15/2014             545,724
        928,068    COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                   4.50         10/01/2018             913,519
        179,716    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-           5.61         02/15/2034             180,014
         96,835    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-          5.62         12/15/2033              97,003
         81,855    FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                  5.04         09/15/2008              81,864
        444,000    MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-         5.31         09/15/2011             444,074
         60,976    TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   5.80         12/25/2034              61,172
        170,503    TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2            5.36         11/12/2009             170,564

TOTAL ASSET BACKED SECURITIES (COST $3,579,659)                                                                            3,565,757
                                                                                                                    ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.73%
          8,177    ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1             7.10         08/13/2029               8,187
        372,966    BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10
                   CLASS 6A1                                                             5.50         11/25/2020             365,506
        560,123    CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1
                   CLASS 2A2+/-                                                          5.24         12/25/2035             555,505
         63,853    CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                   CLASS AA+/-                                                           5.65         12/25/2034              64,085
        300,000    CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                   CLASS 2A2+/-                                                          5.44         05/15/2036             299,821
        580,536    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1         5.00         02/25/2020             570,340
        376,109    COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8
                   CLASS 2A1C+/-                                                         5.38         11/25/2036             376,020
      1,000,000    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-C1 CLASS A3                                               4.81         02/15/2038             966,278
        182,607    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57
                   CLASS 2A1+/-                                                          6.14         07/25/2043             190,344
        215,784    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59
                   CLASS 2A1+/-                                                          6.35         10/25/2043             217,860
        292,988    FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50         11/25/2031             308,914
         10,195    FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                              4.75         12/25/2042              10,157
        477,681    FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                            6.15         11/25/2042             492,868
        445,491    FNMA WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                           6.31         06/25/2044             458,739

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE    MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       646,940    GNMA SERIES 2004-53 CLASS KE                                          5.00%        08/20/2032    $        633,105
        605,000    GNMA SERIES 2007-12 CLASS C<<+/-                                      5.28         04/16/2041             567,640
        380,000    GNMA SERIES 2007-34 CLASS A                                           4.27         11/16/2026             370,640
        551,211    JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-            5.95         09/25/2036             548,682
        417,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES
                   2007-CB18 CLASS A4                                                    5.44         06/12/2047             402,968
        244,739    JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                   4.90         04/25/2035             241,889
        250,604    JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.12         06/25/2035             247,607
        436,253    JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                   5.37         08/25/2035             432,899
        296,984    MULTI SECURITY ASSET TRUST SERIES 2005-RR4A CLASS A1++                4.38         11/28/2035             290,251

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,764,402)                                                                8,620,305
                                                                                                                    ----------------

SHARES
COMMON STOCKS - 58.32%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.18%
         18,800    HOME DEPOT INCORPORATED                                                                                   739,780
         25,200    LOWE'S COMPANIES INCORPORATED                                                                             773,388

                                                                                                                           1,513,168
                                                                                                                    ----------------

BUSINESS SERVICES - 3.57%
          9,200    AUTOMATIC DATA PROCESSING INCORPORATED                                                                    445,924
         48,900    CISCO SYSTEMS INCORPORATED+                                                                             1,361,865
         66,200    MICROSOFT CORPORATION                                                                                   1,950,914
         41,200    ORACLE CORPORATION+                                                                                       812,052

                                                                                                                           4,570,755
                                                                                                                    ----------------

CHEMICALS & ALLIED PRODUCTS - 7.89%
         19,000    ABBOTT LABORATORIES                                                                                     1,017,450
         10,500    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     843,885
          8,600    AMGEN INCORPORATED+                                                                                       475,494
         13,200    E.I. DU PONT DE NEMOURS & COMPANY                                                                         671,088
         12,600    ELI LILLY & COMPANY                                                                                       704,088
         18,900    JOHNSON & JOHNSON                                                                                       1,164,618
         14,700    MERCK & COMPANY INCORPORATED                                                                              732,060
         48,500    PFIZER INCORPORATED                                                                                     1,240,145
         24,300    PROCTER & GAMBLE COMPANY                                                                                1,486,917
         12,900    ROHM & HAAS COMPANY                                                                                       705,372
         18,600    WYETH                                                                                                   1,066,524

                                                                                                                          10,107,641
                                                                                                                    ----------------

COMMUNICATIONS - 2.26%
          6,300    ALLTEL CORPORATION                                                                                        425,565
         29,000    AT&T INCORPORATED                                                                                       1,203,500
          1,919    CITADEL BROADCASTING CORPORATION<<                                                                         12,378
         17,700    SPRINT NEXTEL CORPORATION                                                                                 366,567
         18,300    VERIZON COMMUNICATIONS INCORPORATED                                                                       753,411
          9,098    WINDSTREAM CORPORATION                                                                                    134,286

                                                                                                                           2,895,707
                                                                                                                    ----------------

DEPOSITORY INSTITUTIONS - 5.85%
         29,900    BANK OF AMERICA CORPORATION                                                                             1,461,811
         18,600    BANK OF NEW YORK MELLON CORPORATION                                                                       770,784
         28,300    CITIGROUP INCORPORATED                                                                                  1,451,507
         43,166    JPMORGAN CHASE & COMPANY                                                                                2,091,393
         27,700    US BANCORP                                                                                                912,715

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         15,700    WACHOVIA CORPORATION                                                                             $        804,625

                                                                                                                           7,492,835
                                                                                                                    ----------------

EATING & DRINKING PLACES - 0.81%
         20,500    MCDONALD'S CORPORATION                                                                                  1,040,580
                                                                                                                    ----------------
ELECTRIC, GAS & SANITARY SERVICES - 2.00%
          8,000    DOMINION RESOURCES INCORPORATED                                                                           690,480
         16,200    DUKE ENERGY CORPORATION<<                                                                                 296,460
         12,100    EXELON CORPORATION                                                                                        878,460
            100    FIRSTENERGY CORPORATION                                                                                     6,473
         12,100    FPL GROUP INCORPORATED                                                                                    686,554

                                                                                                                           2,558,427
                                                                                                                    ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.98%
         20,600    EMERSON ELECTRIC COMPANY                                                                                  964,080
         60,100    GENERAL ELECTRIC COMPANY                                                                                2,300,628
         48,100    MOTOROLA INCORPORATED                                                                                     851,370
         29,100    NOKIA OYJ ADR                                                                                             818,001
         12,600    QUALCOMM INCORPORATED                                                                                     546,714
         23,900    TEXAS INSTRUMENTS INCORPORATED                                                                            899,357

                                                                                                                           6,380,150
                                                                                                                    ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.71%
         11,000    FORTUNE BRANDS INCORPORATED                                                                               906,070
                                                                                                                    ----------------
FINANCIAL SERVICES - 0.03%
          2,350    BROADRIDGE FINANCIAL SOLUTIONS INCOPORATED                                                                 44,932
                                                                                                                    ----------------
FOOD & KINDRED PRODUCTS - 1.80%
          8,165    KRAFT FOODS INCORPORATED CLASS A                                                                          287,816
         21,000    PEPSICO INCORPORATED                                                                                    1,361,850
         12,500    THE COCA-COLA COMPANY                                                                                     653,875

                                                                                                                           2,303,541
                                                                                                                    ----------------

GENERAL MERCHANDISE STORES - 1.84%
         12,124    MACY'S INCORPORATED                                                                                       482,293
         19,400    TARGET CORPORATION                                                                                      1,233,840
         13,300    WAL-MART STORES INCORPORATED                                                                              639,863

                                                                                                                           2,355,996
                                                                                                                    ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.15%
          9,800    3M COMPANY                                                                                                850,542
          5,000    CATERPILLAR INCORPORATED                                                                                  391,500
         34,800    HEWLETT-PACKARD COMPANY                                                                                 1,552,776
         52,500    INTEL CORPORATION                                                                                       1,247,400
         12,200    INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           1,284,050

                                                                                                                           5,326,268
                                                                                                                    ----------------

INSURANCE CARRIERS - 3.91%
          8,000    ALLSTATE CORPORATION                                                                                      492,080
         17,900    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,253,537
         17,500    METLIFE INCORPORATED                                                                                    1,128,400
         13,900    THE TRAVELERS COMPANIES INCORPORATED                                                                      743,650
         12,000    UNITEDHEALTH GROUP INCORPORATED                                                                           613,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

     BALANCED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
          9,800    WELLPOINT INCORPORATED+                                                                          $        782,334

                                                                                                                           5,013,681
                                                                                                                    ----------------
MEDICAL EQUIPMENT & SUPPLIES - 0.42%
         10,400    MEDTRONIC INCORPORATED                                                                                    539,344
                                                                                                                    ----------------
MISCELLANEOUS RETAIL - 0.60%
         21,000    CVS CAREMARK CORPORATION                                                                                  765,450
                                                                                                                    ----------------
MOTION PICTURES - 1.41%
         45,100    TIME WARNER INCORPORATED                                                                                  948,904
         25,000    WALT DISNEY COMPANY                                                                                       853,500

                                                                                                                           1,802,404
                                                                                                                    ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.61%
         10,700    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                781,100
                                                                                                                    ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.69%
         14,500    AMERICAN EXPRESS COMPANY                                                                                  887,110
                                                                                                                    ----------------
OIL & GAS EXTRACTION - 2.04%
         15,000    ANADARKO PETROLEUM CORPORATION<<                                                                          779,850
         27,800    HALLIBURTON COMPANY<<                                                                                     959,100
         10,300    SCHLUMBERGER LIMITED                                                                                      874,882

                                                                                                                           2,613,832
                                                                                                                    ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.00%
         15,700    CHEVRON CORPORATION<<                                                                                   1,322,568
         13,800    CONOCOPHILLIPS                                                                                          1,083,300
         37,300    EXXON MOBIL CORPORATION                                                                                 3,128,724
         14,600    MARATHON OIL CORPORATION                                                                                  875,416

                                                                                                                           6,410,008
                                                                                                                    ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.46%
          4,500    GOLDMAN SACHS GROUP INCORPORATED                                                                          975,375
          8,100    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     603,612
          6,700    MERRILL LYNCH & COMPANY INCORPORATED                                                                      559,986
         12,100    MORGAN STANLEY                                                                                          1,014,948

                                                                                                                           3,153,921
                                                                                                                    ----------------
TOBACCO PRODUCTS - 0.63%
         11,600    ALTRIA GROUP INCORPORATED                                                                                 813,624
                                                                                                                    ----------------

TRANSPORTATION EQUIPMENT - 2.71%
          7,400    GENERAL DYNAMICS CORPORATION                                                                              578,828
         27,300    HONEYWELL INTERNATIONAL INCORPORATED                                                                    1,536,444
         19,200    UNITED TECHNOLOGIES CORPORATION                                                                         1,361,856

                                                                                                                           3,477,128
                                                                                                                    ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.77%
          9,600    NIKE INCORPORATED CLASS B                                                                                 559,584

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
         13,000    SYSCO CORPORATION                                                                                $        428,870

                                                                                                                             988,454
                                                                                                                    ----------------

TOTAL COMMON STOCKS (COST $59,249,662)                                                                                    74,742,126
                                                                                                                    ----------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
CORPORATE BONDS & NOTES - 10.69%
AGRICULTURAL PRODUCTION CROPS - 0.21%
$       275,000    BUNGE LIMITED FINANCE CORPORATION                                     4.38%        12/15/2008             270,505
                                                                                                                    ----------------
COMMUNICATIONS - 1.42%
        265,000    BRITISH TELECOMMUNICATIONS PLC                                        8.63         12/15/2010             289,584
        260,000    COMCAST CORPORATION<<                                                 5.88         02/15/2018             251,814
        215,000    SPRINT NEXTEL CORPORATION                                             6.00         12/01/2016             203,961
         45,000    TELECOM ITALIA CAPITAL SA                                             5.25         11/15/2013              42,879
        235,000    VALOR TELECOMMUNICATIONS ENTERPRISES                                  7.75         02/15/2015             247,225
        235,000    VERIZON (FLORIDA) INCORPORATED SERIES F                               6.13         01/15/2013             236,908
        275,000    VERIZON (VIRGINIA) INCORPORATED SERIES A                              4.63         03/15/2013             257,847
        280,000    VODAFONE GROUP PLC                                                    7.75         02/15/2010             294,113

                                                                                                                           1,824,331
                                                                                                                    ----------------

DEPOSITORY INSTITUTIONS - 1.45%
        545,000    JPMORGAN CHASE & COMPANY                                              5.13         09/15/2014             523,342
        300,000    JPMORGAN CHASE & COMPANY                                              6.63         03/15/2012             311,918
        250,000    M&T BANK CORPORATION+/-++                                             3.85         04/01/2013             247,001
        510,000    WACHOVIA CORPORATION                                                  5.75         06/15/2017             503,170
        290,000    WASHINGTON MUTUAL BANK                                                5.13         01/15/2015             273,414

                                                                                                                           1,858,845
                                                                                                                    ----------------

EATING & DRINKING PLACES - 0.15%
        180,000   YUM! BRANDS INCORPORATED                                               8.88        04/15/2011              198,040
                                                                                                                    ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.14%
        190,000    CAROLINA POWER & LIGHT COMPANY                                        6.50         07/15/2012             196,979
        260,000    CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                     5.70         03/15/2013             258,543
        220,000    MIDAMERICAN ENERGY HOLDINGS                                           5.88         10/01/2012             221,898
        250,000    PSI ENERGY INCORPORATED                                               6.05         06/15/2016             250,245
        365,000    SOUTHWESTERN ELECTRIC POWER                                           4.90         07/01/2015             340,137
        200,000    TEXAS EASTERN TRANSMISSION LP                                         5.25         07/15/2007             199,965

                                                                                                                           1,467,767
                                                                                                                    ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.30%
        390,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                      5.65         06/09/2014             389,426
                                                                                                                    ----------------

FOOD & KINDRED PRODUCTS - 0.36%
        200,000    HJ HEINZ COMPANY++                                                    6.43         12/01/2008             201,996
        265,000    MILLER BREWING CORPORATION++                                          5.50         08/15/2013             260,569

                                                                                                                             462,565
                                                                                                                    ----------------

FOOD STORES - 0.47%
        170,000    KROGER COMPANY                                                        6.75         04/15/2012             175,564
        200,000    SAFEWAY INCORPORATED                                                  4.80         07/16/2007             199,891
        235,000    SAFEWAY INCORPORATED<<                                                5.63         08/15/2014             229,025

                                                                                                                             604,480
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
GENERAL MERCHANDISE STORES - 0.20%
$        235,000   WAL-MART STORES                                                         7.25%         06/01/2013    $     253,795
                                                                                                                       -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.36%
         210,000   ERP OPERATING LP                                                        5.13          03/15/2016          198,276
         260,000   SIMON PROPERTY GROUP LP                                                 6.38          11/15/2007          260,727

                                                                                                                             459,003
                                                                                                                       -------------
INSURANCE CARRIERS - 0.32%
         250,000   ING (USA) GLOBAL FUNDING TRUST                                          4.50          10/01/2010          243,163
         175,000   WILLIS NORTH AMERICA INCORPORATED                                       6.20          03/28/2017          171,359

                                                                                                                             414,522
                                                                                                                       -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.18%
         225,000   BAXTER INTERNATIONAL INCORPORATED                                       5.90          09/01/2016          224,979
                                                                                                                       -------------
MOTION PICTURES - 0.10%
         130,000   TIME WARNER INCORPORATED                                                5.88          11/15/2016          126,438
                                                                                                                       -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.26%
         175,000   COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN<<                          5.80          06/07/2012          173,767
         250,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                        6.50          12/10/2007          251,230
         370,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                 6.88          09/15/2011          363,952
         405,000   HSBC FINANCE CORPORATION                                                5.90          06/19/2012          406,797
         240,000   RESIDENTIAL CAPITAL CORPORATION                                         6.13          11/21/2008          237,810
         180,000   RESIDENTIAL CAPITAL CORPORATION<<                                       6.38          06/30/2010          177,677

                                                                                                                           1,611,233
                                                                                                                       -------------
OIL & GAS EXTRACTION - 0.60%
         255,000   HALLIBURTON COMPANY                                                     5.50          10/15/2010          254,753
         275,000   PEMEX PROJECT FUNDING MASTER TRUST                                      8.00          11/15/2011          298,375
         225,000   XTO ENERGY INCORPORATED                                                 5.30          06/30/2015          214,708

                                                                                                                             767,836
                                                                                                                       -------------
RAILROAD TRANSPORTATION - 0.24%
         305,000   UNION PACIFIC CORPORATION                                               5.75          10/15/2007          305,162
                                                                                                                       -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.33%
         240,000   AVALONBAY COMMUNITIES SERIES MTN                                        6.63          09/15/2011          249,150
         175,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                      5.65          06/01/2014          173,532

                                                                                                                             422,682
                                                                                                                       -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.44%
         310,000   DISCOVER FINANCIAL SERVICES++                                           6.45          06/12/2017          309,584
         550,000   GOLDMAN SACHS GROUP INCORPORATED                                        5.13          01/15/2015          522,631
         735,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN<<                      5.25          02/06/2012          722,453
         300,000   MERRILL LYNCH & COMPANY INCORPORATED                                    5.70          05/02/2017          288,876

                                                                                                                           1,843,544
                                                                                                                       -------------
TRANSPORTATION EQUIPMENT - 0.16%
         190,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                  7.75          01/18/2011          202,219
                                                                                                                       -------------

TOTAL CORPORATE BONDS & NOTES (COST $13,867,355)                                                                          13,707,372
                                                                                                                       -------------
FOREIGN CORPORATE BONDS - 1.04%
         240,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                               8.00          06/15/2010          255,806

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)
$        280,000   DIAGEO CAPITAL PLC                                                      4.38%         05/03/2010    $     271,990
         285,000   ENCANA CORPORATION                                                      4.60          08/15/2009          279,782
         280,000   TELECOM ITALIA CAPITAL                                                  4.95          09/30/2014          259,427
         265,000   TELEFONICA EMISIONES SAU                                                5.98          06/20/2011          267,439

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,358,117)                                                                           1,334,444
                                                                                                                       -------------
FOREIGN GOVERNMENT BONDS - 0.16%
          40,000   UNITED MEXICAN STATES                                                   5.63          01/15/2017           39,160
         160,000   UNITED MEXICAN STATES<<                                                 7.50          01/14/2012          171,440

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $212,949)                                                                              210,600
                                                                                                                       -------------
US TREASURY SECURITIES - 11.80%

US TREASURY BONDS - 2.30%
         725,000   US TREASURY BOND<<                                                      8.75          05/15/2017          928,906
       1,985,000   US TREASURY BOND<<                                                     10.38          11/15/2012        2,022,838

                                                                                                                           2,951,744
                                                                                                                       -------------
US TREASURY NOTES - 9.50%
       5,546,000   US TREASURY NOTE<<                                                      4.25          10/15/2010        5,439,411
         310,000   US TREASURY NOTE<<                                                      4.50          02/15/2009          307,845
         690,000   US TREASURY NOTE<<                                                      4.50          04/30/2012          677,170
       1,295,000   US TREASURY NOTE<<                                                      4.50          05/15/2017        1,241,581
       1,880,000   US TREASURY NOTE                                                        4.63          12/31/2011        1,856,647
         305,000   US TREASURY NOTE<<                                                      4.63          02/15/2017          295,374
       2,375,000   US TREASURY NOTE<<                                                      4.88          08/15/2016        2,345,868

                                                                                                                          12,163,896
                                                                                                                       -------------

TOTAL US TREASURY SECURITIES (COST $15,556,695)                                                                           15,115,640
                                                                                                                       -------------
COLLATERAL FOR SECURITIES LENDING - 18.73%

COLLATERAL INVESTED IN OTHER ASSETS - 18.73%
          79,582   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                5.40          11/21/2007           79,610
             875   AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.48          01/18/2008              876
           6,605   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                      5.31          07/10/2007            6,605
           7,958   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                      5.46          09/27/2007            7,962
         318,327   ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.31          04/25/2008          318,261
         198,955   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.36          10/25/2007          198,975
         467,026   ATOMIUM FUNDING CORPORATION                                             5.28          07/26/2007          465,391
         159,164   ATOMIUM FUNDING CORPORATION++                                           5.28          08/07/2007          158,330
         150,744   ATOMIUM FUNDING CORPORATION                                             5.29          08/15/2007          149,779
         445,658   BEAR STEARNS & COMPANY INCORPORATED+/-                                  5.45          08/22/2007          445,658
         198,955   BEAR STEARNS & COMPANY INCORPORATED+/-                                  5.46          10/05/2007          198,955
          40,985   BEAR STEARNS & COMPANY INCORPORATED+/-                                  5.95          09/27/2007           41,043
         397,909   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                   AGREEMENT -102% COLLATERALIZED (MATURITY VALUE $398,029)                5.43          07/02/2007          397,909
         716,237   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $716,453)                                5.43          07/02/2007          716,237
         383,982   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                       5.50          10/03/2007          384,078
           5,682   BETA FINANCE INCORPORATED                                               5.29          07/16/2007            5,671
         119,373   BETA FINANCE INCORPORATED SERIES MTN+/-++                               5.32          07/17/2007          119,373
         238,746   BNP PARIBAS+/-                                                          5.33          05/07/2008          238,722
         636,655   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $636,847)                                                         5.43          07/02/2007          636,655
         278,537   BUCKINGHAM III CDO LLC                                                  5.35          08/21/2007          276,509
         238,746   BUCKINGHAM III CDO LLC                                                  5.39          09/17/2007          236,069

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        152,797   CAIRN HIGH GRADE FUNDING I LLC++                                        5.28%         07/11/2007    $     152,597
         198,955   CAIRN HIGH GRADE FUNDING I LLC++                                        5.28          07/19/2007          198,461
          43,372   CAIRN HIGH GRADE FUNDING I LLC++                                        5.30          07/17/2007           43,277
          31,833   CAIRN HIGH GRADE FUNDING I LLC++                                        5.35          07/06/2007           31,814
           3,104   CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                           5.43          08/20/2007            3,104
         135,289   CEDAR SPRINGS CAPITAL COMPANY                                           5.26          07/10/2007          135,131
         241,985   CEDAR SPRINGS CAPITAL COMPANY++                                         5.29          08/07/2007          240,717
          39,791   CHARTA LLC                                                              5.28          07/12/2007           39,733
         159,164   CHEYNE FINANCE LLC                                                      5.22          07/17/2007          158,815
         159,164   CHEYNE FINANCE LLC                                                      5.22          07/18/2007          158,793
         226,808   CHEYNE FINANCE LLC+/-++                                                 5.31          02/25/2008          226,795
          79,582   CIT GROUP INCORPORATED+/-                                               5.43          12/19/2007           79,585
       1,591,637   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $1,592,117)                                                       5.43          07/02/2007        1,591,637
         198,955   COBBLER FUNDING LIMITED++                                               5.28          07/25/2007          198,288
         112,338   COBBLER FUNDING LIMITED                                                 5.28          07/30/2007          111,879
          31,833   COMERICA BANK+/-                                                        5.33          07/20/2007           31,834
         302,411   CORPORATE ASSET SECURITIZATION (AUSTRALIA) LIMITED++                    5.33          07/16/2007          301,794
          18,224   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-             5.73          10/29/2007           18,255
         489,627   DEER VALLEY FUNDING LLC++                                               5.30          07/11/2007          488,986
         159,164   DEER VALLEY FUNDING LLC++                                               5.30          07/13/2007          158,909
         238,746   DEER VALLEY FUNDING LLC                                                 5.33          07/16/2007          238,258
          39,791   DEER VALLEY FUNDING LLC                                                 5.34          07/20/2007           39,687
         397,909   DEER VALLEY FUNDING LLC                                                 5.34          07/26/2007          396,517
         278,537   FAIRWAY FINANCE CORPORATION++                                           5.42          07/09/2007          278,252
          51,728   FCAR OWNER TRUST SERIES II                                              5.24          07/20/2007           51,593
       1,066,524   FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                   VALUE $1,066,845)                                                       5.42          07/02/2007        1,066,524
           7,958   FIVE FINANCE INCORPORATED+/-++                                          5.33          09/13/2007            7,959
         127,331   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                           5.40          06/16/2008          127,331
         238,666   GEORGE STREET FINANCE LLC++                                             5.32          07/13/2007          238,284
         366,077   GEORGE STREET FINANCE LLC++                                             5.33          07/12/2007          365,542
         198,955   GERMAN RESIDENTIAL FUNDING+/-++                                         5.34          08/22/2007          198,955
         198,955   GERMAN RESIDENTIAL FUNDING+/-++                                         5.34          08/22/2007          198,955
         535,849   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.30          07/19/2007          534,520
         308,404   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.31          07/17/2007          307,728
          79,582   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.32          08/07/2007           79,165
         198,955   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                        5.32          08/08/2007          197,882
         245,224   HUDSON-THAMES LLC                                                       5.22          07/16/2007          244,723
         278,537   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          07/16/2008          278,536
         381,993   KEEL CAPITAL INCORPORATED++                                             5.33          07/18/2007          381,103
         286,495   KESTREL FUNDING US LLC+/-++                                             5.29          02/25/2008          286,500
         160,533   KLIO FUNDING CORPORATION++                                              5.27          07/24/2007          160,017
          46,953   KLIO III FUNDING CORPORATION++                                          5.27          07/23/2007           46,810
         183,038   KLIO III FUNDING CORPORATION++                                          5.27          07/24/2007          182,451
         293,211   KLIO III FUNDING CORPORATION++                                          5.28          07/13/2007          292,742
         143,247   LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.29          07/03/2007          143,226
         182,410   LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.31          07/11/2007          182,171
          19,736   LIBERTY HARBOUR CDO II LIMITED                                          5.31          07/17/2007           19,693
         764,376   LIBERTY HARBOUR CDO II LIMITED                                          5.36          07/11/2007          763,374
          19,895   LIBERTY LIGHT US CAPITAL+/-++                                           5.35          11/21/2007           19,902
         142,650   LIBERTY STREET FUNDING CORPORATION++                                    5.31          07/25/2007          142,173
          11,937   LIQUID FUNDING LIMITED++                                                5.24          07/16/2007           11,913
         286,495   LIQUID FUNDING LIMITED                                                  5.26          07/30/2007          285,326
         397,909   LIQUID FUNDING LIMITED+/-++                                             5.29          08/15/2007          395,363
         596,864   LIQUID FUNDING LIMITED+/-++                                             5.33          06/11/2008          596,715
           7,958   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                               5.33          02/15/2008            7,958
           5,969   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                     5.60          01/02/2008            5,977
           1,353   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                     5.39          08/24/2007            1,353
          23,875   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                     5.47          08/27/2007           23,881
         198,955   METLIFE GLOBAL FUNDING I+/-++                                           5.31          02/22/2008          198,947
          17,110   MORGAN STANLEY+/-                                                       5.48          11/09/2007           17,119
         122,357   MORGAN STANLEY SERIES EXL+/-                                            5.38          07/15/2008          122,368

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     198,955   NATEXIS BANQUES POPULAIRES+/-++                                          5.35%        11/09/2007    $       199,020
      313,950   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48         07/20/2007            313,969
       19,895   NATIONWIDE BUILDING SOCIETY+/-                                           5.48         07/20/2007             19,901
      373,677   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.37         12/24/2007            373,766
      238,746   SAINT GERMAIN FUNDING                                                    5.39         07/06/2007            238,607
      143,247   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33         10/26/2007            143,250
      159,164   SLM CORPORATION+/-++                                                     5.32         05/12/2008            159,164
       48,704   SLM CORPORATION SERIES MTN1+/-                                           5.57         07/25/2007             48,685
      397,909   SOLITAIRE FUNDING LLC++                                                  5.29         07/06/2007            397,678
      318,327   SOUTHERN COMPANY FUNDING CORPORATION                                     5.34         07/24/2007            317,306
      318,327   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.35         04/03/2008            318,464
      116,190   TANGO FINANCE CORPORATION                                                5.27         07/31/2007            115,698
       79,582   TEMPUS FUNDING LLC++                                                     5.75         07/02/2007             79,582
      130,864   TICONDEROGA FUNDING LLC                                                  5.44         07/10/2007            130,711
      795,819   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.57         08/01/2008            795,819
      152,948   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008            152,945
        6,191   UBS FINANCE (DELAWARE) LLC                                               5.29         07/16/2007              6,179
      198,955   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                    5.34         08/08/2008            198,998
       42,974   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.36         12/03/2007             42,986
       13,529   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.36         12/13/2007             13,511
       95,498   VERSAILLES CDS LLC++                                                     5.33         07/26/2007             95,164
      119,373   VERSAILLES CDS LLC++                                                     5.38         07/31/2007            118,868
       23,875   VETRA FINANCE INCORPORATED++                                             5.27         07/30/2007             23,777
        1,194   WACHOVIA CORPORATION+/-                                                  5.41         07/20/2007              1,194
       79,582   WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                 5.28         07/27/2007             79,291
      198,955   WHISTLEJACKET CAPITAL LIMITED                                            5.26         07/12/2007            198,664
      250,683   WORLD OMNI VEHICLE LEASING++                                             5.32         07/13/2007            250,282
      477,491   WORLD OMNI VEHICLE LEASING++                                             5.35         07/10/2007            476,932
      105,844   WORLD OMNI VEHICLE LEASING++                                             5.45         07/02/2007            105,844
          796   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36         10/19/2007                796

                                                                                                                         24,007,616
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,007,616)                                                               24,007,616
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 3.30%

SHARES
MUTUAL FUNDS - 2.78%
    3,563,875   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,563,875
                                                                                                                    ---------------

PRINCIPAL
US TREASURY BILLS - 0.52%
$      10,000   US TREASURY BILL^#                                                       4.87         07/26/2007              9,969
      660,000   US TREASURY BILL<<                                                       4.63         03/31/2008            658,040

                                                                                                                            668,009
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,231,882)                                                                            4,231,884
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $137,146,861)*                          118.42%                                                               $   151,774,314

OTHER ASSETS AND LIABILITIES, NET             (18.42)                                                                   (23,608,180)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   128,166,134
                                              ------                                                                ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   BALANCED FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,563,875.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ALLOCATION FUNDS NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities listed on the NASDAQ, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, Wells Fargo Advantage Index Fund and Wells Fargo Advantage Balanced Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 20, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Strategic Small Cap Value Fund, Wells Fargo Advantage Index Fund and Wells Fargo Advantage Balanced Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 20, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust

                                        By:

                                        /s/ Karla M. Rabusch

                                        Karla M. Rabusch
                                        President

Date:  August 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                             Wells Fargo Funds Trust

                                        By:

                                        /s/ Karla M. Rabusch

                                        Karla M. Rabusch
                                        President

                                        By:

                                        /s/ Stephen W. Leonhardt
                                        Stephen W. Leonhardt

                                        Treasurer

Date: August 20, 2007